UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders.

2008 ANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1

DECEMBER 31, 2008
Audited financial statements

Stock Index Account

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FOR THE GREATER GOOD®

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2008

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years	since inception*
EQUITIES
Stock Index Account	11/1/1994	–37.53%	–2.52%	–1.28%	6.15%

*	The performance shown is computed from the inception date of the account (the date on which the account became publicly available). Previously, performance for this account was computed from the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the account’s returns over a variety of time periods.

•

The report to policyholders from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, explains how economic conditions affected investment returns from U.S. stocks during the twelve-month period.

•	The account performance section compares the account’s return with the returns of its benchmark index and peer group.

•

The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2008, and the largest individual issues the account held on that date.

•	The financial statements contain detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

REPORT TO POLICYHOLDERS

Amid a worsening global credit crisis and stalled economic growth, U.S. stocks fell significantly in 2008. The downturn was broad-based, with stocks of all market capitalization sizes and investment styles posting double-digit losses.

For the year, the Russell 3000® Index, a broad measure of the U.S. stock market, declined 37.3%. This drop—the largest calendar-year loss for the Russell 3000 since its inception in 1979—sent the index’s longer-term performance into negative territory as well: for the ten years ended December 31, 2008, the Russell 3000 posted an average annual return of –0.8%, down from 6.2% for the ten years ended December 31, 2007.

Faltering economy, difficult credit markets weigh on stocks

The crisis in the financial services sector disrupted the credit markets and weighed heavily on economies and stock markets around the world. The already sluggish U.S. economy weakened further in the second half of 2008, evidenced by mounting job losses, plummeting home prices and reduced consumer spending. At year-end, the national unemployment rate stood at 7.2%, up from 4.9% in December 2007.

The nation’s gross domestic product (GDP) shrank 0.5% in the third quarter of 2008. For the year as a whole, preliminary estimates are that GDP grew at just 1.3%—compared with the 2.0% growth recorded for 2007.

In the third quarter, U.S. corporate earnings growth—a key driver of stock performance—remained negative on a year-over-year basis for the fifth quarter in a row.

As the economy sputtered, oil prices plunged from a peak of $146 a barrel in July to $45 a barrel at the end of December. Year-over-year inflation, which had reached 5.6% in July, dropped to just 0.1% in December.

The U.S. Federal Reserve sought to assist the credit markets and jump-start the economy by cutting the federal funds rate seven times in 2008, from 4.25% at the beginning of the year to essentially 0% at year-end. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

U.S. Treasuries lift bond returns

Bonds fared much better than stocks, benefiting from declining short-term interest rates and a surge in demand for U.S. Treasury securities.

For the year, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Index), a measure of the broad U.S. investment-grade, fixed-rate bond market, rose 5.2%. Most of this positive return occurred in the fourth quarter, when the Barclays index gained 4.6%, led by the 8.8% return of U.S. Treasuries.

2    2008 Annual Report  ¡  TIAA Separate Account VA-1

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

Low-cost indexing helps buffer losses

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy. For 2008, the account’s 37.5% loss was smaller than the 39.4% average decline of its peer group, the Morningstar Large Blend (VA) category.

For the ten years ended December 31, 2008, the account posted an average annual return of –1.3%, versus the –2.5% average annual return of its Morningstar category.

The Stock Index Account is designed to track the overall U.S. stock market. The account’s managers create a portfolio that closely matches the overall investment characteristics of the account’s benchmark, the Russell 3000 Index.

The account also distributes its investments among the benchmark’s twelve industry sectors in a way that mirrors the index. Keeping the characteristics of the account close to those of the benchmark helps to make sure that the index and the account produce a similar return.

While past performance is no guarantee of future results, indexing provides broad diversification, which has helped the account’s portfolio avoid concentrated losses in individual market sectors when stocks have declined and capture the market’s gains when stocks have advanced.

Generally, indexing also helps keep an account’s expenses low. Although lower expenses do not guarantee higher returns, the account’s annual expense charge of just 0.67% makes it an attractive choice for the cost-conscious investor.

/s/ Edward J. Grzybowski

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

TIAA Separate Account VA-1  ¡  2008 Annual Report    3

MORE INFORMATION FOR POLICYHOLDERS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC and they are available to the public.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Schedule of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2008) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy free of charge.

You can also obtain a complete list of the holdings in the separate account’s investment portfolio, the Stock Index Account, as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

4    2008 Annual Report  ¡  TIAA Separate Account VA-1

SPECIAL TERMS

Annuities are insurance contracts designed for retirement savings or for other long-term goals. They may offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed and will vary depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the MSCI EAFE® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Expense ratio is a measure of the annual amount that investors pay for the management of an annuity account. It is expressed as a percentage of the account’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities or mutual funds with similar objectives whose performance can be compared with that of an individual variable annuity or mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Separate account of a life insurance company is an account that holds assets apart from assets held in the insurance company’s general account. A separate account may hold investments that support nonguaranteed insurance and annuity products. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of MSCI, Inc. You cannot invest directly in any index.

TIAA Separate Account VA-1  ¡  2008 Annual Report    5

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on the facing page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on July 1, 2008, and held for six months until December 31, 2008.

Actual expenses

The first line in the table on page seven uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other accounts and mutual funds.

6    2008 Annual Report  ¡  TIAA Separate Account VA-1

EXPENSE EXAMPLE

Six months ended December 31, 2008

	Starting	Ending	Expenses paid*
	account value	account value	(7/1/08–
Stock Index Account	(7/1/08)	(12/31/08)	12/31/08)
Actual return	$1,000.00	$704.20	$2.87
5% annual hypothetical return	1,000.00	1,021.73	3.40

*	“Expenses paid” is based on the account’s annualized expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2008. The account’s annualized six-month expense ratio for that period was 0.67%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

TIAA Separate Account VA-1  ¡  2008 Annual Report    7

STOCK INDEX ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Stock Index Account returned –37.53% for the year, compared with the –37.31% return of its benchmark, the Russell 3000® Index, and the –39.44% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which included 5,836 variable annuities as of December 31, 2008.

Index posts its worst year

During the twelve-month period, the U.S. stock market posted large losses as a result of deteriorating conditions in the credit and housing markets, rising unemployment and declining corporate profits. It was the largest downturn for the broad-based Russell 3000 Index during a calendar year since its inception in 1979.

After an 11.05% drop during the first half of the reporting period, the market sell-off intensified during the second half of the year, when the index fell 29.52% as the overall global economic outlook continued to weaken.

However, the return of domestic stocks for the year held up better than that of foreign issues, which fell 43.38%, as measured by the MSCI EAFE® Index.

For the ten years ended December 31, 2008, the average annual return of the Russell 3000 was –0.80%, versus the 0.80% average annual gain of the EAFE.

Declines hit all sectors

The market’s fall in 2008 was broad-based. All twelve of the benchmark’s industry sectors posted double-digit losses. Among the biggest detractors from performance were the financials, technology and “other energy” sectors, which fell 48.9%, 42.2% and 53.4%, respectively. On December 31, 2008, these sectors made up more than one-third of the benchmark’s total market capitalization.

Losses among the largest stocks differ sharply

While none of the largest stocks in the index was immune to the market downturn, their results were very different, depending on the degree of each company’s involvement in the troubled financial and technology industries. In descending order according to market capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, –13.1%; Procter & Gamble, –13.8%; General Electric, –54.0%; AT&T, –28.0%; and Johnson & Johnson, –7.8%.

For the period, the account’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of its benchmark.

8    2008 Annual Report  ¡  TIAA Separate Account VA-1

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, small-cap/mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	10 years
Stock Index Account	–37.53%	–2.52%	–1.28%
Russell 3000 Index	–37.31	–1.95	–0.80
Morningstar Large Blend (VA)*	–39.44	–4.06	–2.47

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The returns represent the historical performance of accounts included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those accounts in the category that operated during all or part of that period.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

ACCOUNT PROFILE

Inception date	11/1/1994	Weighted median market capitalization	$25.3 billion
Net assets	$566.94 million	P/E ratio (weighted 12-month trailing average)	11.6
Total annual expense ratio†	0.67%

†	This is the account’s annualized six-month expense ratio for the period ended December 31, 2008. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

TIAA Separate Account VA-1  ¡  2008 Annual Report    9

STOCK INDEX ACCOUNT

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $8,786 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	61.28
$4 billion–$15 billion	19.21
Under $4 billion	19.51

Total	100.00

10    2008 Annual Report  ¡  TIAA Separate Account VA-1

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$ 38	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			51	0.01

AGRICULTURAL SERVICES			9	0.00	**

AMUSEMENT AND RECREATION SERVICES
110,932		Walt Disney Co	2,517	0.44
		Other	452	0.08

			2,969	0.52

APPAREL AND ACCESSORY STORES			2,672	0.47

APPAREL AND OTHER TEXTILE PRODUCTS			766	0.14

AUTO REPAIR, SERVICES AND PARKING			329	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,081	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES
98,878		Home Depot, Inc	2,276	0.40
		Other	2,105	0.37

			4,381	0.77

BUSINESS SERVICES
13,873	*	Google, Inc (Class A)	4,268	0.75
466,874		Microsoft Corp	9,076	1.60
226,894	*	Oracle Corp	4,023	0.71
		Other	20,513	3.62

			37,880	6.68

CHEMICALS AND ALLIED PRODUCTS
89,963		Abbott Laboratories	4,801	0.85
63,467	*	Amgen, Inc	3,665	0.65
114,985		Bristol-Myers Squibb Co	2,673	0.47
58,195		Eli Lilly & Co	2,344	0.41
27,002	*	Genentech, Inc	2,239	0.39
53,560	*	Gilead Sciences, Inc	2,739	0.48
163,964		Johnson & Johnson	9,810	1.73
125,062		Merck & Co, Inc	3,802	0.67
31,945		Monsanto Co	2,247	0.40
394,411		Pfizer, Inc	6,985	1.23
175,773		Procter & Gamble Co	10,867	1.92
77,696		Wyeth	2,914	0.51
		Other	20,892	3.69

			75,978	13.40

COAL MINING			994	0.18

COMMUNICATIONS
345,522		AT&T, Inc	9,847	1.74
163,309		Comcast Corp (Class A)	2,757	0.49
166,113		Verizon Communications, Inc	5,631	0.99
		Other	7,930	1.40

			26,165	4.62

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Annual Report	11

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
292,536		Bank of America Corp	$ 4,119	0.73%
317,253		Citigroup, Inc	2,129	0.37
215,365		JPMorgan Chase & Co	6,790	1.20
101,357		US Bancorp	2,535	0.45
220,254		Wells Fargo & Co	6,493	1.14
		Other	17,075	3.01

			39,141	6.90

EATING AND DRINKING PLACES
66,043		McDonald’s Corp	4,107	0.72
		Other	2,325	0.41

			6,432	1.13

EDUCATIONAL SERVICES			1,373	0.24

ELECTRIC, GAS, AND SANITARY SERVICES
38,204		Exelon Corp	2,125	0.37
		Other	25,613	4.52

			27,738	4.89

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
51,465	*	Apple Computer, Inc	4,392	0.77
344,324	*	Cisco Systems, Inc	5,612	0.99
612,450		General Electric Co	9,923	1.75
333,831		Intel Corp	4,894	0.86
94,274		Qualcomm, Inc	3,378	0.60
		Other	13,484	2.38

			41,683	7.35

ENGINEERING AND MANAGEMENT SERVICES			7,607	1.34

FABRICATED METAL PRODUCTS			3,235	0.57

FOOD AND KINDRED PRODUCTS
135,419		Coca-Cola Co	6,131	1.08
85,580		Kraft Foods, Inc (Class A)	2,298	0.41
92,431		PepsiCo, Inc	5,062	0.89
		Other	9,041	1.59

			22,532	3.97

FOOD STORES			2,613	0.46

FORESTRY			515	0.09

FURNITURE AND FIXTURES			1,328	0.23

FURNITURE AND HOME FURNISHINGS STORES			1,314	0.23

GENERAL BUILDING CONTRACTORS			1,111	0.20

GENERAL MERCHANDISE STORES
130,489		Wal-Mart Stores, Inc	7,315	1.29
		Other	4,624	0.82

			11,939	2.11

HEALTH SERVICES			5,772	1.02

12	2008 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

HEAVY CONSTRUCTION, EXCEPT BUILDING		$ 365	0.06%

HOLDING AND OTHER INVESTMENT OFFICES
80,782	iShares Russell 3000 Index Fund	4,208	0.74
	Other	10,745	1.90

		14,953	2.64

HOTELS AND OTHER LODGING PLACES		1,141	0.20

INDUSTRIAL MACHINERY AND EQUIPMENT
143,729	Hewlett-Packard Co	5,216	0.92
80,119	International Business Machines Corp	6,743	1.19
	Other	13,245	2.34

		25,204	4.45

INSTRUMENTS AND RELATED PRODUCTS		21,813	3.85

INSURANCE AGENTS, BROKERS AND SERVICE		2,225	0.39

INSURANCE CARRIERS		20,961	3.70

JUSTICE, PUBLIC ORDER AND SAFETY		176	0.03

LEATHER AND LEATHER PRODUCTS		589	0.10

LEGAL SERVICES		161	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		21	0.00	**

LUMBER AND WOOD PRODUCTS		94	0.02

METAL MINING		2,215	0.39

MISCELLANEOUS MANUFACTURING INDUSTRIES		1,378	0.24

MISCELLANEOUS RETAIL
83,348	CVS Corp	2,395	0.42
	Other	4,612	0.82

		7,007	1.24

MOTION PICTURES		3,938	0.70

NONDEPOSITORY INSTITUTIONS		3,382	0.60

NONMETALLIC MINERALS, EXCEPT FUELS		595	0.11

OIL AND GAS EXTRACTION
47,823	Occidental Petroleum Corp	2,869	0.51
69,509	Schlumberger Ltd	2,942	0.52
	Other	16,773	2.95

		22,584	3.98

PAPER AND ALLIED PRODUCTS		2,413	0.43

PERSONAL SERVICES		953	0.17

PETROLEUM AND COAL PRODUCTS
120,590	Chevron Corp	8,920	1.57
89,919	ConocoPhillips	4,658	0.82
307,925	Exxon Mobil Corp	24,582	4.34
	Other	3,889	0.69

		42,049	7.42

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Annual Report	13

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2008

Shares	Company		Value (000)	% of net assets

PIPELINES, EXCEPT NATURAL GAS			$ 577	0.10%

PRIMARY METAL INDUSTRIES			4,122	0.73

PRINTING AND PUBLISHING			1,591	0.28

RAILROAD TRANSPORTATION			4,623	0.82

REAL ESTATE			330	0.06

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT			1,783	0.31

SECURITY AND COMMODITY BROKERS
25,694	Goldman Sachs Group, Inc		2,168	0.38
	Other		8,650	1.53

			10,818	1.91

SOCIAL SERVICES			23	0.00 **

SPECIAL TRADE CONTRACTORS			484	0.09

STONE, CLAY, AND GLASS PRODUCTS
41,249	3M Co		2,374	0.42
	Other		599	0.10

			2,973	0.52

TEXTILE MILL PRODUCTS			188	0.03

TOBACCO PRODUCTS
123,160	Philip Morris International, Inc		5,359	0.94
	Other		3,431	0.61

			8,790	1.55

TRANSPORTATION BY AIR			2,730	0.48

TRANSPORTATION EQUIPMENT
56,747	United Technologies Corp		3,042	0.54
	Other		10,549	1.86

			13,591	2.40

TRANSPORTATION SERVICES			1,274	0.23

TRUCKING AND WAREHOUSING
39,870	United Parcel Service, Inc (Class B)		2,199	0.39
	Other		601	0.10

			2,800	0.49

WATER TRANSPORTATION			1,359	0.24

WHOLESALE TRADE-DURABLE GOODS			2,050	0.36

WHOLESALE TRADE-NONDURABLE GOODS			3,482	0.61

	TOTAL COMMON STOCKS	(Cost $610,825)	565,451	99.74

	TOTAL PORTFOLIO	(Cost $610,825)	565,451	99.74
	OTHER ASSETS & LIABILITIES, NET		1,487	0.26

	NET ASSETS		$566,938	100.00%

14	2008 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2008

*	Non-income producing.
**	Percentage represents less than 0.01%.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Annual Report	15

STATEMENT OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2008

(amounts in thousands, except accumulation units outstanding and accumulation unit value)	Stock Index Account

ASSETS
Investments, at cost	$610,825
Net unrealized appreciation (depreciation) of investments	(45,374)
Investments, at value	565,451
Dividends and interest receivable	1,205
Receivable from securities sold	1,102
Total assets	567,758

LIABILITIES
Amount due to bank	787
Amount due to investment advisor	33
Total liabilities	820

NET ASSETS
Accumulation Fund	$566,938

Accumulation units outstanding	9,487,954

Accumulation unit value	$59.75

16	2008 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Dividends	$16,972
Interest	100
Securities lending income, net	833
Total income	17,905

EXPENSES
Investment advisory charges	2,399
Administrative expenses	1,600
Mortality and expense risk charges	3,198
Total expenses before waiver	7,197
Investment advisory charges waived	(1,839)
Net expenses	5,358

Investment income – net	12,547

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	10,526
Futures transactions	(251)
Net realized gain (loss) on total investments	10,275
Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(377,651)
Futures transactions	31
Net change in unrealized appreciation (depreciation) on total investments	(377,620)
Net realized and unrealized gain (loss) on total investments	(367,345)
Net increase (decrease) in net assets resulting from operations	$(354,798)

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Annual Report	17

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED DECEMBER 31

	Stock Index Account
(amounts in thousands)	2008	2007

FROM OPERATIONS
Investment income – net	$12,547	$12,171
Net realized gain (loss) on investments	10,275	33,390
Net change in unrealized appreciation (depreciation) on investments	(377,620)	(137)
Net increase (decrease) in net assets resulting from operations	(354,798)	45,424

FROM CONTRACTOWNER TRANSACTIONS
Premiums	15,488	19,369
Net contractowner transfers (to) from fixed account	(43,279)	(13,882)
Withdrawals and death benefits	(39,765)	(57,663)
Net (decrease) in net assets resulting from contractowner transactions	(67,556)	(52,176)

Net increase (decrease) in net assets	(422,354)	(6,752)

NET ASSETS
Beginning of year	989,292	996,044
End of year	$566,938	$989,292

ACCUMULATION UNITS
Credited for premiums	200	203
Cancelled for transfers and disbursements	(1,057)	(740)

Outstanding:
Beginning of year	10,345	10,882
End of year	9,488	10,345

18	2008 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED

	Stock Index Account
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR
Investment income	$1.758	$1.750	$1.568	$1.378	$1.359
Expenses	0.484	0.575	0.584	0.519	0.468
Net investment income	1.274	1.175	0.984	0.859	0.891
Net realized and unrealized gain (loss) on investments	(37.166)	2.979	10.909	3.222	6.727
Net change in accumulation unit value	(35.892)	4.154	11.893	4.081	7.618

Accumulation unit value:
Beginning of year	95.646	91.492	79.599	75.518	67.900
End of year	$59.754	$95.646	$91.492	$79.599	$75.518

TOTAL RETURN*	(37.53% )	4.54%	14.94%	5.40%	11.22%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses after waiver	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	1.58%	1.19%	1.13%	1.12%	1.28%

SUPPLEMENTAL DATA
Portfolio turnover rate	7%	6%	7%	6%	5%
Accumulation units outstanding at end of year†	9,488	10,345	10,882	11,598	12,123
Net assets at end of year†	$566,938	$989,292	$996,044	$923,201	$915,478

*	Based on per accumulation data.

†	Thousands

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Annual Report	19

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-1

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Investments in registered investment companies are valued at net asset value on the valuation date.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

Accounting for investments and investment income: Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities,

20	2008 Annual Report ■ TIAA Separate Account VA-1

continued

as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Cash: The Account may hold cash with the custodian. The Account is charged a fee for any overdrafts.

Securities lending: The Account may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statement of Assets and Liabilities.

Lending Account’s securities exposes the Account to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Account may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Account may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. All cash collateral may invest in the State Street Navigator Securities Lending Prime Portfolio. As of December 31, 2008, there were no securities out on loan.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may

TIAA Separate Account VA-1 ■ 2008 Annual Report	21

NOTES TO FINANCIAL STATEMENTS

not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform. There were no open futures contracts for the year ended December 31, 2008.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk in investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

There are no unrecognized tax benefits in the accompanying financial statements. The Account is no longer subject to income tax examinations by tax authorities for years before 2005.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of VA-1 are indemnified against certain liabilities that may arise out of their duties to VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under accounting principles accepted in the United States of America (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. SFAS 157 was adopted by the Account as of January 1, 2008.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

22	2008 Annual Report ■ TIAA Separate Account VA-1

continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Account as of December 31, 2008:

	Investments in Securities	Other Financial Instruments*
Level 1	$565,451,169	$—
Level 2	—	—
Level 3	50	—
Total	$565,451,219	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”). The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Managers of the Account, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers also participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the managers. TIAA oversees the administration and recordkeeping of these deferred compensation plans on behalf of the Account.

Note 3—investments

At December 31, 2008, net unrealized depreciation based on aggregate cost of portfolio investments was $(45,374,448), consisting of gross unrealized appreciation of $147,396,683 and gross unrealized depreciation of $(192,771,131).

TIAA Separate Account VA-1 ■ 2008 Annual Report	23

NOTES TO FINANCIAL STATEMENTS	concluded

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the year ended December 31, 2008, were $57,199,217 and $109,975,585, respectively.

Note 4—line of credit

The Account participates in a $1.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the Account. Interest associated with any borrowing under the facility by the Account is charged to the Account at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the year ended December 31, 2008, the Account did not borrow under this facility.

Note 5—new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about an account’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

Note 6—subsequent event

Effective May 1, 2009, the Advisors voluntary investment advisory fee waiver on the Account will be reduced from 0.23% to 0.15%. Currently, the annual investment advisory charge rate is 0.30% of the net assets of the Account. The daily deduction will change from 0.07% to 0.15% of the net assets.

24	2008 Annual Report ■ TIAA Separate Account VA-1

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Management Committee and Contractowners of TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended December 31, 2004 were audited by other auditors whose report dated February 25, 2005 expressed an unqualified opinion on those financial highlights.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, NY

February 24, 2009

TIAA Separate Account VA-1 ■ 2008 Annual Report	25

MANAGEMENT (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2008

Disinterested members

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorships Held by Members
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61	Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Investment Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Member	Indefinite term. Member since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61	Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Member	Indefinite term. Member since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

26	2008 Annual Report ■ TIAA Separate Account VA-1

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Member	Indefinite term. Member since 2007	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Management Committee, Member	Indefinite term. Member since 2001.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

TIAA Separate Account VA-1 ■ 2008 Annual Report	27

MANAGEMENT (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2008

Disinterested members—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorships Held by Members
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Member	Indefinite term. Member since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, International Advisory Board, and British-American Business Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Member	Indefinite term. Member since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies); and National Bureau of Economic Research.

28	2008 Annual Report ■ TIAA Separate Account VA-1

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Member	Indefinite term. Member since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).	61	None

TIAA Separate Account VA-1 ■ 2008 Annual Report	29

MANAGEMENT (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2008

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since September 2007.	Executive Vice President of Client Services of TIAA and TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August 2008); Executive Vice President of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007-2008). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB; 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008). Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

30	2008 Annual Report ■ TIAA Separate Account VA-1

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.	Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1 and Head of Asset Management (since 2006) of TIAA; Director of Teachers Personal Investors Services, Inc. (“TPIS”) (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2005).
Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.	Senior Vice President and Acting General Counsel of the TIAA-CREF Fund Complex (since 2008); Senior Vice President and Deputy General Counsel of TIAA (since August 2006). Formerly, Managing Director and General Counsel, ABN AMRO (2002-August 2006).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA (since April 2008), and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since April 2008). Formerly, Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006-2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997-2006); Partner and Associate, McKinsey & Company (1984-1997).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Treasurer	One-year term. Treasurer since 2008.	Treasurer of CREF and TIAA Separate Account VA-1 (since August 2008); and Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Formerly Funds Treasurer (2006-2/2007) of TIAA-CREF Fund Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

TIAA Separate Account VA-1 ■ 2008 Annual Report	31

MANAGEMENT (UNAUDITED)	concluded

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2008

Officers—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993-2001).
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).
William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Human Resources & Corporate Services of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

32	2008 Annual Report ■ TIAA Separate Account VA-1

Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/56	Executive Vice President and Chief Financial Officer	One-year term. Executive Vice President and Chief Financial Officer since 2006.	Executive Vice President and Chief Financial Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2006). Manager and Executive Vice President of TCIM; and Director and Executive Vice President of Advisors. Formerly Executive Vice President and Chief Financial Officer of TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2/2007); Executive Vice President, Finance, Golden West Financial Corporation (2003-2005) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999-2002).
Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the

TIAA-CREF Fund Complex (since February 2008). Formerly Principal, Market Resolve LLC (2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999) JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

Executive Vice President Institutional Development and Sales of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Fund Complex (2006-2008); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Fund Complex

(2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since January 2006.	Executive Vice President, Product Development and Management of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Institutional Client Services (2006-2008); Director of Tuition Financing and Manager of Services (2006); President and CEO, TIAA-CREF Redwood LLC (2006). Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.
Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

TIAA Separate Account VA-1 ■ 2008 Annual Report	33

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB provides trust services.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

TIAA CREF
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A10845 (2/09)

Item 2.	Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $132,080 and $127,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2008 and December 31, 2007, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE (000)

COMMON STOCKS—99.74%
AGRICULTURAL PRODUCTION-CROPS—0.01%
2,584	*	Chiquita Brands International, Inc	$38

		TOTAL AGRICULTURAL PRODUCTION-CROPS	38

AGRICULTURAL PRODUCTION-LIVESTOCK—0.01%
803		Cal-Maine Foods, Inc	23
23		Seaboard Corp	28

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	51

AGRICULTURAL SERVICES—0.00%**
727	*	Cadiz, Inc	9

		TOTAL AGRICULTURAL SERVICES	9

AMUSEMENT AND RECREATION SERVICES—0.52%
3,321	*	Bally Technologies, Inc	80
433		Churchill Downs, Inc	18
978		Dover Downs Gaming & Entertainment, Inc	3
1,772		International Speedway Corp (Class A)	51
1,967	*	Life Time Fitness, Inc	25
3,817	*	Live Nation, Inc	22
4,563	*	Penn National Gaming, Inc	98
3,407	*	Pinnacle Entertainment, Inc	26
4,554	*	Six Flags, Inc	1
1,000		Speedway Motorsports, Inc	16
2,163	*	Ticketmaster	14
1,000	*	Town Sports International Holdings, Inc	3
110,932		Walt Disney Co	2,517
2,602		Warner Music Group Corp	8
2,631	*	WMS Industries, Inc	71
1,461		World Wrestling Entertainment, Inc (Class A)	16

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,969

APPAREL AND ACCESSORY STORES—0.47%
5,174		Abercrombie & Fitch Co (Class A)	119
3,747	*	Aeropostale, Inc	60
1,967	*	American Apparel, Inc	4
9,979		American Eagle Outfitters, Inc	94
3,358	*	AnnTaylor Stores Corp	19
1,533		Bebe Stores, Inc	11
2,844		Brown Shoe Co, Inc	24
1,123		Buckle, Inc	25
664	*	Cache, Inc	1
3,338	*	Carter’s, Inc	64
2,400	*	Casual Male Retail Group, Inc	1
2,074		Cato Corp (Class A)	31
1,406	*	Charlotte Russe Holding, Inc	9
6,864	*	Charming Shoppes, Inc	17
10,787	*	Chico’s FAS, Inc	45
1,410	*	Children’s Place Retail Stores, Inc	31
2,493		Christopher & Banks Corp	14
836	*	Citi Trends, Inc	12
3,907	*	Collective Brands, Inc	46
3,000	*	Dress Barn, Inc	32
1,051	*	DSW, Inc (Class A)	13
931		Finish Line, Inc (Class A)	5
9,500		Foot Locker, Inc	70
27,548		Gap, Inc	369

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,429	*	Hanesbrands, Inc	$69
2,222	*	HOT Topic, Inc	21
2,305	*	J Crew Group, Inc	28
1,141	*	JOS A Bank Clothiers, Inc	30
17,992	*	Kohl’s Corp	651
17,043		Limited Brands, Inc	171
888	*	New York & Co, Inc	2
10,895		Nordstrom, Inc	145
4,283	*	Pacific Sunwear Of California, Inc	7
7,985		Ross Stores, Inc	237
517	*	Shoe Carnival, Inc	5
2,847		Stage Stores, Inc	24
1,200		Talbots, Inc	3
1,080	*	Tween Brands, Inc	5
1,963	*	Under Armour, Inc (Class A)	47
6,538	*	Urban Outfitters, Inc	98
4,270	*	Wet Seal, Inc (Class A)	13

		TOTAL APPAREL AND ACCESSORY STORES	2,672

APPAREL AND OTHER TEXTILE PRODUCTS—0.14%
762		Columbia Sportswear Co	27
811	*	G-III Apparel Group Ltd	5
3,607		Guess ?, Inc	55
1,699	*	Gymboree Corp	44
5,065		Jones Apparel Group, Inc	30
5,941		Liz Claiborne, Inc	16
800	*	Lululemon Athletica, Inc	7
1,392	*	Maidenform Brands, Inc	14
3,068		Phillips-Van Heusen Corp	62
3,355		Polo Ralph Lauren Corp (Class A)	152
7,612	*	Quiksilver, Inc	14
836	*	True Religion Apparel, Inc	10
5,221		VF Corp	286
2,259	*	Warnaco Group, Inc	44

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	766

AUTO REPAIR, SERVICES AND PARKING—0.06%
646	*	Amerco, Inc	22
1,436	*	Dollar Thrifty Automotive Group, Inc	2
18,898	*	Hertz Global Holdings, Inc	96
1,073	*	Midas, Inc	11
873		Monro Muffler, Inc	22
3,349		Ryder System, Inc	130
672	*	Standard Parking Corp	13
2,627	*	Wright Express Corp	33

		TOTAL AUTO REPAIR, SERVICES AND PARKING	329

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.19%
5,814		Advance Auto Parts	196
580	*	America’s Car-Mart, Inc	8
1,889		Asbury Automotive Group, Inc	9
6,910	*	Autonation, Inc	68
2,161	*	Autozone, Inc	301
13,246	*	Carmax, Inc	104
3,576	*	Copart, Inc	97
1,048	*	MarineMax, Inc	4
8,126	*	O’Reilly Automotive, Inc	250
2,440		Penske Auto Group, Inc	19

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,119	*	Rush Enterprises, Inc (Class A)	$18
1,793		Sonic Automotive, Inc (Class A)	7

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,081

BUILDING MATERIALS AND GARDEN SUPPLIES—0.77%
967	*	Builders FirstSource, Inc	2
7,745		Fastenal Co	270
98,878		Home Depot, Inc	2,276
85,187		Lowe’s Cos, Inc	1,833

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,381

BUSINESS SERVICES—6.68%
25,632	*	3Com Corp	58
813	*	3D Systems Corp	6
2,635		Aaron Rents, Inc	70
2,600		ABM Industries, Inc	50
873	*	ACI Worldwide, Inc	14
35,506	*	Activision Blizzard, Inc	307
3,677	*	Actuate Corp	11
3,887		Acxiom Corp	32
1,377		Administaff, Inc	30
31,344	*	Adobe Systems, Inc	667
828	*	Advent Software, Inc	17
5,378	*	Affiliated Computer Services, Inc (Class A)	247
2,801		Aircastle Ltd	13
9,967	*	Akamai Technologies, Inc	150
4,010	*	Alliance Data Systems Corp	187
11,673	*	Amdocs Ltd	213
2,166	*	American Reprographics Co	15
2,116	*	AMN Healthcare Services, Inc	18
5,100	*	Ansys, Inc	142
1,600		Arbitron, Inc	21
5,091	*	Ariba, Inc	37
7,187	*	Art Technology Group, Inc	14
1,058	*	Asset Acceptance Capital Corp	5
1,233	*	athenahealth, Inc	46
13,372	*	Autodesk, Inc	263
30,321		Automatic Data Processing, Inc	1,193
6,370	*	Avis Budget Group, Inc	4
2,932	*	Avocent Corp	53
631	*	Bankrate, Inc	24
1,565		BGC Partners, Inc (Class A)	4
2,836		Blackbaud, Inc	38
1,799	*	Blackboard, Inc	47
1,746	*	Blue Coat Systems, Inc	15
11,440	*	BMC Software, Inc	308
862	*	Bottomline Technologies, Inc	6
3,603	*	BPZ Energy, Inc	23
3,069		Brady Corp (Class A)	74
2,433		Brink’s Co	65
2,433	*	Brink’s Home Security Holdings, Inc	53
23,248		CA, Inc	431
1,901	*	CACI International, Inc (Class A)	86
14,981	*	Cadence Design Systems, Inc	55
1,751	*	Callidus Software, Inc	5
849	*	Capella Education Co	50
1,800	*	Cavium Networks, Inc	19
3,710	*	CBIZ, Inc	32
4,020	*	Cerner Corp	155
2,005	*	Chordiant Software, Inc	5
3,700	*	Ciber, Inc	18
10,454	*	Citrix Systems, Inc	246

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	$15
620	*	Clinical Data, Inc	6
3,055	*	Cogent Communications Group, Inc	20
2,800	*	Cogent, Inc	38
2,776		Cognex Corp	41
17,286	*	Cognizant Technology Solutions Corp (Class A)	312
2,159	*	Commvault Systems, Inc	29
840		Compass Diversified Trust	9
869	*	Compellent Technologies, Inc	8
602		Computer Programs & Systems, Inc	16
8,338	*	Computer Sciences Corp	293
15,643	*	Compuware Corp	106
839	*	COMSYS IT Partners, Inc	2
2,581	*	Concur Technologies, Inc	85
1,230	*	Constant Contact, Inc	16
7,100	*	Convergys Corp	46
1,115	*	CoStar Group, Inc	37
1,476	*	CSG Systems International, Inc	26
3,935	*	Cybersource Corp	47
1,981	*	Data Domain, Inc	37
2,053	*	DealerTrack Holdings, Inc	24
3,468		Deluxe Corp	52
2,231	*	Digital River, Inc	55
1,448	*	DivX, Inc	8
348	*	DMRC Corp	3
1,061	*	Double-Take Software, Inc	10
2,599	*	DST Systems, Inc	99
1,500	*	DynCorp International, Inc (Class A)	23
6,551	*	Earthlink, Inc	44
63,814	*	eBay, Inc	891
375	*	Ebix, Inc	9
1,837	*	Echelon Corp	15
2,891	*	Eclipsys Corp	41
1,000		Electro Rent Corp	11
18,161	*	Electronic Arts, Inc	291
3,700	*	Electronics for Imaging, Inc	35
3,754	*	Entrust, Inc	6
3,541	*	Epicor Software Corp	17
2,131	*	EPIQ Systems, Inc	36
7,089		Equifax, Inc	188
4,575	*	Evergreen Energy, Inc	1
1,397	*	ExlService Holdings, Inc	12
12,409	*	Expedia, Inc	102
4,994	*	F5 Networks, Inc	114
2,616		Factset Research Systems, Inc	116
2,596		Fair Isaac Corp	44
2,479	*	FalconStor Software, Inc	7
11,743		Fidelity National Information Services, Inc	191
200	*	First Advantage Corp (Class A)	3
9,396	*	Fiserv, Inc	342
983	*	Forrester Research, Inc	28
3,832	*	Gartner, Inc	68
1,444	*	Gerber Scientific, Inc	7
1,647		Gevity HR, Inc	2
2,712	*	Global Cash Access, Inc	6
976	*	Global Sources Ltd	5
13,873	*	Google, Inc (Class A)	4,268
1,107	*	H&E Equipment Services, Inc	9
2,506	*	Hackett Group, Inc	7
2,249		Healthcare Services Group	36
1,469		Heartland Payment Systems, Inc	26
1,329		Heidrick & Struggles International, Inc	29

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,757	*	HLTH Corp	$60
1,272	*	HMS Holdings Corp	40
1,384	*	Hudson Highland Group, Inc	5
3,542	*	Hypercom Corp	4
947	*	i2 Technologies, Inc	6
448	*	ICT Group, Inc	2
1,449	*	iGate Corp	9
2,587	*	IHS, Inc (Class A)	97
11,068		IMS Health, Inc	168
1,967		infoGROUP, Inc	9
4,859	*	Informatica Corp	67
2,218		Infospace, Inc	17
1,446	*	Innerworkings, Inc	9
1,116	*	Integral Systems, Inc	13
2,217		Interactive Data Corp	55
803	*	Interactive Intelligence, Inc	5
3,256	*	Internap Network Services Corp	8
1,292	*	Internet Brands, Inc (Class A)	8
2,646	*	Internet Capital Group, Inc	14
27,952	*	Interpublic Group of Cos, Inc	111
1,584	*	Interwoven, Inc	20
18,400	*	Intuit, Inc	438
1,814	*	inVentiv Health, Inc	21
9,956	*	Iron Mountain, Inc	246
4,326		Jack Henry & Associates, Inc	84
1,953	*	JDA Software Group, Inc	26
30,025	*	Juniper Networks, Inc	526
1,200		Kelly Services, Inc (Class A)	16
1,544	*	Kenexa Corp	12
941	*	Keynote Systems, Inc	7
1,774	*	Kforce, Inc	14
1,667	*	Knot, Inc	14
2,700	*	Korn/Ferry International	31
4,598	*	Lamar Advertising Co (Class A)	58
7,959	*	Lawson Software, Inc	38
2,000	*	Limelight Networks, Inc	5
511	*	Liquidity Services, Inc	4
2,311	*	Magma Design Automation, Inc	2
2,098	*	Manhattan Associates, Inc	33
4,774		Manpower, Inc	162
1,171	*	Mantech International Corp (Class A)	63
1,311		Marchex, Inc (Class B)	8
4,176		Mastercard, Inc (Class A)	597
8,855	*	McAfee, Inc	306
5,422	*	Mentor Graphics Corp	28
466,874		Microsoft Corp	9,076
648	*	MicroStrategy, Inc (Class A)	24
2,315	*	Midway Games, Inc	—	^
3,243	*	MODUSLINK GLOBAL SOLUTIONS, Inc	9
866	*	Monotype Imaging Holdings, Inc	5
7,154	*	Monster Worldwide, Inc	86
4,760	*	Move, Inc	8
6,206	*	MPS Group, Inc	47
2,666	*	MSC.Software Corp	18
390	*	NCI, Inc (Class A)	12
10,035	*	NCR Corp	142
2,111	*	Ness Technologies, Inc	9
2,427	*	NetFlix, Inc	73
1,792	*	Netscout Systems, Inc	15

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

423	*	NetSuite, Inc	$4
1,732		NIC, Inc	8
21,820	*	Novell, Inc	85
10,313	*	Nuance Communications, Inc	107
18,372		Omnicom Group, Inc	495
3,715	*	Omniture, Inc	40
1,673	*	On Assignment, Inc	9
1,415	*	Online Resources Corp	7
5,712	*	OpenTV Corp (Class A)	7
226,894	*	Oracle Corp	4,023
7,173	*	Parametric Technology Corp	91
1,245		PC-Tel, Inc	8
438		Pegasystems, Inc	5
1,789	*	Perficient, Inc	9
5,518	*	Perot Systems Corp (Class A)	75
2,169	*	Phase Forward, Inc	27
1,611	*	Phoenix Technologies Ltd	6
1,058	*	Portfolio Recovery Associates, Inc	36
3,120	*	Premiere Global Services, Inc	27
2,510	*	Progress Software Corp	48
774	*	PROS Holdings, Inc	4
1,000		QAD, Inc	4
684		Quality Systems, Inc	30
4,302	*	Quest Software, Inc	54
1,505	*	Radiant Systems, Inc	5
1,200	*	Radisys Corp	7
1,891	*	Raser Technologies, Inc	7
6,472	*	RealNetworks, Inc	23
11,630	*	Red Hat, Inc	154
781		Renaissance Learning, Inc	7
3,920	*	Rent-A-Center, Inc	69
1,679	*	RightNow Technologies, Inc	13
1,200	*	Riskmetrics Group Inc	18
8,549		Robert Half International, Inc	178
2,146		Rollins, Inc	39
2,525	*	RSC Holdings, Inc	22
4,489	*	S1 Corp	35
6,297	*	Salesforce.com, Inc	202
5,900	*	Sapient Corp	26
1,301	*	Smith Micro Software, Inc	7
1,699	*	Sohu.com, Inc	80
4,123	*	SonicWALL, Inc	16
14,052	*	Sonus Networks, Inc	22
3,912		Sotheby’s (Class A)	35
1,235	*	Sourcefire, Inc	7
4,207	*	Spherion Corp	9
1,239	*	SPSS, Inc	33
2,484	*	SRA International, Inc (Class A)	43
1,404	*	Stratasys, Inc	15
1,342	*	SuccessFactors, Inc	8
44,008	*	Sun Microsystems, Inc	168
2,697	*	SupportSoft, Inc	6
4,737	*	Sybase, Inc	117
1,700	*	SYKES Enterprises, Inc	33
48,983	*	Symantec Corp	662
1,133	*	Synchronoss Technologies, Inc	12
797	*	SYNNEX Corp	9
7,658	*	Synopsys, Inc	142
784		Syntel, Inc	18

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

4,650		Take-Two Interactive Software, Inc	$35
1,034		TAL International Group, Inc	15
1,368	*	Taleo Corp (Class A)	11
798	*	TechTarget, Inc	3
2,576	*	TeleTech Holdings, Inc	22
590		Textainer Group Holdings Ltd	6
1,161		TheStreet.com, Inc	3
4,249	*	THQ, Inc	18
11,332	*	TIBCO Software, Inc	59
1,534	*	TNS, Inc	14
9,771		Total System Services, Inc	137
1,168	*	TradeStation Group, Inc	8
3,096	*	TrueBlue, Inc	30
1,541	*	Ultimate Software Group, Inc	22
571	*	Unica Corp	3
22,840	*	Unisys Corp	19
4,078		United Online, Inc	25
3,113	*	United Rentals, Inc	28
3,676	*	Valueclick, Inc	25
1,577	*	Vasco Data Security International	16
11,559	*	VeriSign, Inc	221
1,519		Viad Corp	38
1,694	*	Vignette Corp	16
26,292		Visa, Inc (Class A)	1,379
2,400	*	VMware, Inc (Class A)	57
792	*	Vocus, Inc	14
858	*	Volt Information Sciences, Inc	6
449	*	WebMD Health Corp (Class A)	11
2,958	*	Websense, Inc	44
1,627	*	Website Pros, Inc	6
4,910	*	Wind River Systems, Inc	44
80,894	*	Yahoo!, Inc	987

		TOTAL BUSINESS SERVICES	37,880

CHEMICALS AND ALLIED PRODUCTS—13.40%
89,963		Abbott Laboratories	4,801
357	*	Abraxis Bioscience, Inc	24
1,887	*	Acadia Pharmaceuticals, Inc	2
1,953	*	Acorda Therapeutics, Inc	40
2,757	*	Adolor Corp	5
12,207		Air Products & Chemicals, Inc	614
1,600	*	Albany Molecular Research, Inc	16
5,462		Albemarle Corp	122
5,024		Alberto-Culver Co	123
4,608	*	Alexion Pharmaceuticals, Inc	167
1,212	*	Alexza Pharmaceuticals, Inc	4
5,676	*	Alkermes, Inc	60
2,616	*	Allos Therapeutics, Inc	16
2,039	*	Alnylam Pharmaceuticals, Inc	50
876	*	AMAG Pharmaceuticals, Inc	31
3,695	*	American Oriental Bioengineering, Inc	25
928		American Vanguard Corp	11
63,467	*	Amgen, Inc	3,665
1,500		Arch Chemicals, Inc	39
3,078	*	Arena Pharmaceuticals, Inc	13
2,036	*	Arqule, Inc	9
3,660	*	Array Biopharma, Inc	15
2,455	*	Auxilium Pharmaceuticals, Inc	70
2,400	*	Aventine Renewable Energy Holdings, Inc	2
5,794		Avery Dennison Corp	190

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

24,934		Avon Products, Inc	$599
1,170		Balchem Corp	29
657	*	Biodel, Inc	3
17,038	*	Biogen Idec, Inc	812
5,913	*	BioMarin Pharmaceuticals, Inc	105
657	*	BioMimetic Therapeutics, Inc	6
114,985		Bristol-Myers Squibb Co	2,673
3,844		Cabot Corp	59
1,015	*	Cadence Pharmaceuticals, Inc	7
2,400	*	Calgon Carbon Corp	37
1,815	*	Cambrex Corp	8
631	*	Caraco Pharmaceutical Laboratories Ltd	4
8,871		Celanese Corp (Series A)	110
3,105	*	Cell Genesys, Inc	—	^
919	*	Celldex Therapeutics, Inc	7
4,049	*	Cephalon, Inc	312
3,374		CF Industries Holdings, Inc	166
4,127	*	Charles River Laboratories International, Inc	108
863	*	Chattem, Inc	62
15,194		Chemtura Corp	21
3,895		Church & Dwight Co, Inc	219
7,977		Clorox Co	443
29,590		Colgate-Palmolive Co	2,028
2,917	*	Columbia Laboratories, Inc	4
898	*	Cougar Biotechnology, Inc	23
3,622	*	Cubist Pharmaceuticals, Inc	88
2,618	*	Cypress Bioscience, Inc	18
2,828		Cytec Industries, Inc	60
1,702	*	Cytokinetics, Inc	5
4,015	*	Dendreon Corp	18
5,095	*	Discovery Laboratories, Inc	6
54,585		Dow Chemical Co	824
52,410		Du Pont (E.I.) de Nemours & Co	1,326
3,494	*	Durect Corp	12
4,567		Eastman Chemical Co	145
10,437		Ecolab, Inc	367
58,195		Eli Lilly & Co	2,344
1,704	*	Elizabeth Arden, Inc	21
3,094	*	Enzon Pharmaceuticals, Inc	18
5,859		Estee Lauder Cos (Class A)	181
1,469	*	Facet Biotech Corp	14
2,913		Ferro Corp	21
4,477		FMC Corp	200
17,334	*	Forest Laboratories, Inc	441
27,002	*	Genentech, Inc	2,239
15,701	*	Genzyme Corp	1,042
4,250	*	Geron Corp	20
53,560	*	Gilead Sciences, Inc	2,739
818	*	GTx, Inc	14
3,359		H.B. Fuller Co	54
3,942	*	Halozyme Therapeutics, Inc	22
9,624	*	Hospira, Inc	258
8,974	*	Human Genome Sciences, Inc	19
8,858		Huntsman Corp	30
1,708	*	ICO, Inc	5
861	*	Idenix Pharmaceuticals, Inc	5
1,248	*	Idera Pharmaceuticals, Inc	10
3,710	*	Idexx Laboratories, Inc	134
4,347	*	Immucor, Inc	116

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,006	*	Indevus Pharmaceuticals, Inc	$9
80		Innophos Holdings, Inc	2
1,460		Innospec, Inc	9
2,484	*	Inspire Pharmaceuticals, Inc	9
353		Inter Parfums, Inc	3
1,694	*	InterMune, Inc	18
4,870		International Flavors & Fragrances, Inc	145
4,647	*	Inverness Medical Innovations, Inc	88
10,038	*	Invitrogen Corp	234
2,531	*	Javelin Pharmaceuticals, Inc	3
163,964		Johnson & Johnson	9,810
922		Kaiser Aluminum Corp	21
14,912	*	King Pharmaceuticals, Inc	158
1,077		Koppers Holdings, Inc	23
2,481	*	KV Pharmaceutical Co (Class A)	7
1,289	*	Landec Corp	8
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	15
4,080		Lubrizol Corp	148
987		Mannatech, Inc	2
2,536	*	MannKind Corp	9
2,109		Martek Biosciences Corp	64
7,861	*	Medarex, Inc	44
3,315	*	Medicines Co	49
3,427		Medicis Pharmaceutical Corp (Class A)	48
1,298	*	Medivation, Inc	19
125,062		Merck & Co, Inc	3,802
2,420		Meridian Bioscience, Inc	62
1,175		Minerals Technologies, Inc	48
1,402	*	Momenta Pharmaceuticals, Inc	16
31,945		Monsanto Co	2,247
8,696		Mosaic Co	301
18,544	*	Mylan Laboratories, Inc	183
4,000	*	Nabi Biopharmaceuticals	13
8,177		Nalco Holding Co	94
3,373	*	NBTY, Inc	53
2,526	*	Neurocrine Biosciences, Inc	8
715		NewMarket Corp	25
964		NL Industries, Inc	13
1,495	*	Noven Pharmaceuticals, Inc	16
2,860	*	NPS Pharmaceuticals, Inc	18
1,070	*	Obagi Medical Products, Inc	8
4,620		Olin Corp	84
1,900	*	OM Group, Inc	40
3,536	*	Onyx Pharmaceuticals, Inc	121
1,463	*	Optimer Pharmaceuticals, Inc	18
2,901	*	OraSure Technologies, Inc	11
1,180	*	Orexigen Therapeutics, Inc	7
3,527	*	OSI Pharmaceuticals, Inc	138
807	*	Osiris Therapeutics, Inc	15
2,164	*	Pacific Ethanol, Inc	—	^
1,792	*	Pain Therapeutics, Inc	11
2,340	*	Par Pharmaceutical Cos, Inc	31
3,406	*	Parexel International Corp	33
7,345		PDL BioPharma, Inc	45
4,725		Perrigo Co	153
1,182	*	PetMed Express, Inc	21
394,411		Pfizer, Inc	6,985
927	*	Pharmasset, Inc	12
1,726	*	PharMerica Corp	27

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

6,365	*	PolyOne Corp	$20
1,425	*	Pozen, Inc	7
9,640		PPG Industries, Inc	409
18,336		Praxair, Inc	1,088
1,891	*	Prestige Brands Holdings, Inc	20
175,773		Procter & Gamble Co	10,866
1,419	*	Progenics Pharmaceuticals, Inc	15
92	*	Protalix BioTherapeutics, Inc	—	^
3,271	*	Questcor Pharmaceuticals, Inc	30
1,976	*	Quidel Corp	26
2,483	*	Rockwood Holdings, Inc	27
7,724		Rohm & Haas Co	477
7,403		RPM International, Inc	98
2,502	*	Salix Pharmaceuticals Ltd	22
94,014		Schering-Plough Corp	1,601
2,698		Scotts Miracle-Gro Co (Class A)	80
3,076		Sensient Technologies Corp	73
6,507	*	Sepracor, Inc	71
5,623		Sherwin-Williams Co	336
7,711		Sigma-Aldrich Corp	326
3,618	*	Solutia, Inc	16
500		Stepan Co	24
900	*	SurModics, Inc	23
3,072	*	Theravance, Inc	38
1,181	*	Ulta Salon Cosmetics & Fragrance, Inc	10
1,278	*	United Therapeutics Corp	80
594	*	USANA Health Sciences, Inc	20
5,342	*	USEC, Inc	24
4,449	*	Valeant Pharmaceuticals International	102
6,017		Valspar Corp	109
8,420	*	Vertex Pharmaceuticals, Inc	256
4,346	*	Viropharma, Inc	57
5,559	*	Warner Chilcott Ltd (Class A)	81
6,278	*	Watson Pharmaceuticals, Inc	167
893		Westlake Chemical Corp	15
4,332	*	WR Grace & Co	26
77,696		Wyeth	2,914
1,312	*	Xenoport, Inc	33
8,116	*	XOMA Ltd	5
2,399	*	Zymogenetics, Inc	7

		TOTAL CHEMICALS AND ALLIED PRODUCTS	75,978

COAL MINING—0.18%
4,205	*	Alpha Natural Resources, Inc	68
8,714		Arch Coal, Inc	142
10,952		Consol Energy, Inc	313
7,316	*	International Coal Group, Inc	17
1,514	*	James River Coal Co	23
4,822		Massey Energy Co	67
1,543	*	National Coal Corp	2
15,652		Peabody Energy Corp	356
570	*	Westmoreland Coal Co	6

		TOTAL COAL MINING	994

COMMUNICATIONS—4.62%
3,501		Adtran, Inc	52
2,743		Alaska Communications Systems Group, Inc	26
23,161	*	American Tower Corp (Class A)	679
1,495	*	Anixter International, Inc	45

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,054	*	Aruba Networks, Inc	$8
345,522		AT&T, Inc	9,847
356		Atlantic Tele-Network, Inc	9
1,206	*	Audiovox Corp (Class A)	6
2,522	*	Brightpoint, Inc	11
13,439		Cablevision Systems Corp (Class A)	226
1,055	*	Cbeyond Communications, Inc	17
34,987		CBS Corp (Class B)	287
4,028	*	Centennial Communications Corp	32
2,093	*	Central European Media Enterprises Ltd (Class A)	45
6,105		CenturyTel, Inc	167
25,044	*	Charter Communications, Inc (Class A)	2
16,520	*	Cincinnati Bell, Inc	32
12,479	*	Citadel Broadcasting Corp	2
4,026	*	Clearwire Corp (Class A)	20
163,309		Comcast Corp (Class A)	2,757
1,571		Consolidated Communications Holdings, Inc	19
2,186	*	Cox Radio, Inc (Class A)	13
16,909	*	Crown Castle International Corp	297
1,802	*	Crown Media Holdings, Inc (Class A)	5
3,172	*	CTC Media, Inc	15
2,624	*	Cumulus Media, Inc (Class A)	7
813	*	DG FastChannel, Inc	10
31,874	*	DIRECTV Group, Inc	730
12,220	*	DISH Network Corp (Class A)	136
8,638		Embarq Corp	311
2,180		Entercom Communications Corp (Class A)	3
5,154	*	Entravision Communications Corp (Class A)	8
2,035	*	Equinix, Inc	108
5,145		Fairpoint Communications, Inc	17
8,501	*	FiberTower Corp	1
354		Fisher Communications, Inc	7
19,434		Frontier Communications Corp	170
3,022	*	General Communication, Inc (Class A)	24
1,077	*	GeoEye, Inc	21
2,246	*	Global Crossing Ltd	18
4,370		Global Payments, Inc	143
1,202	*	Globalstar, Inc	—	^
3,118		Gray Television, Inc	1
1,520		Hearst-Argyle Television, Inc	9
396	*	Hughes Communications, Inc	6
5,409	*	IAC/InterActiveCorp	85
2,017		Ibasis, Inc	3
6,383	*	ICO Global Communications Holdings Ltd (Class A)	7
3,749	*	IDT Corp (Class B)	2
1,874		Iowa Telecommunications Services, Inc	27
1,069	*	iPCS, Inc	7
1,719	*	j2 Global Communications, Inc	34
1,587	*	Knology, Inc	8
3,092	*	Leap Wireless International, Inc	83
93,633	*	Level 3 Communications, Inc	66
16,897	*	Liberty Global, Inc (Class A)	269
5,791	*	Liberty Media Corp—Capital (Series A)	27
29,764	*	Liberty Media Corp—Entertainment (Series A)	520
35,566	*	Liberty Media Holding Corp (Interactive A)	111
1,798	*	Lin TV Corp (Class A)	2
2,626	*	Mastec, Inc	31
283	*	Mediacom Communications Corp (Class A)	1
14,563	*	MetroPCS Communications, Inc	216
4,651	*	NeuStar, Inc (Class A)	89
994	*	Neutral Tandem, Inc	16

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,681	*	Nextwave Wireless, Inc	$—	^
9,996	*	NII Holdings, Inc (Class B)	182
1,922	*	Novatel Wireless, Inc	9
1,715		NTELOS Holdings Corp	42
1,632	*	Orbcomm, Inc	4
7,414	*	PAETEC Holding Corp	11
83,584		Qwest Communications International, Inc	304
1,881	*	RCN Corp	11
1,756	*	SAVVIS, Inc	12
6,304	*	SBA Communications Corp (Class A)	103
5,407		Scripps Networks Interactive (Class A)	119
1,404		Shenandoah Telecom Co	39
3,111		Sinclair Broadcast Group, Inc (Class A)	10
163,304	*	Sprint Nextel Corp	299
766	*	Switch & Data Facilities Co, Inc	6
3,081	*	Syniverse Holdings, Inc	37
1,946	*	TeleCommunication Systems, Inc (Class A)	17
6,282		Telephone & Data Systems, Inc	200
1,962	*	Terremark Worldwide, Inc	8
3,440	*	TerreStar Corp	1
9,282	*	Time Warner Cable, Inc (Class A)	199
4,990	*	TiVo, Inc	36
1,032	*	US Cellular Corp	45
1,642		USA Mobility, Inc	19
166,113		Verizon Communications, Inc	5,631
32,454	*	Viacom, Inc (Class B)	619
1,500	*	Virgin Mobile USA, Inc (Class A)	1
1,993	*	Vonage Holdings Corp	1
26,797		Windstream Corp	247

		TOTAL COMMUNICATIONS	26,165

DEPOSITORY INSTITUTIONS—6.90%
1,117		1st Source Corp	26
732		Abington Bancorp, Inc	7
1,749		Amcore Financial, Inc	6
853		Ameris Bancorp	10
387		Ames National Corp	10
1,536		Anchor Bancorp Wisconsin, Inc	4
528		Arrow Financial Corp	13
7,795		Associated Banc-Corp	163
3,717		Astoria Financial Corp	61
520		Bancfirst Corp	28
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	22
5,040		Bancorpsouth, Inc	118
1,017		BancTrust Financial Group, Inc	15
2,688		Bank Mutual Corp	31
292,536		Bank of America Corp	4,119
2,893		Bank of Hawaii Corp	131
67,180		Bank of New York Mellon Corp	1,903
638		Bank of the Ozarks, Inc	19
1,599		BankFinancial Corp	16
777		Banner Corp	7
31,899		BB&T Corp	876
1,950	*	Beneficial Mutual Bancorp, Inc	22
550		Berkshire Hills Bancorp, Inc	17
1,341		BOK Financial Corp	54
2,260		Boston Private Financial Holdings, Inc	15
3,927		Brookline Bancorp, Inc	42
397		Bryn Mawr Bank Corp	8
460		Camden National Corp	12
831		Capital City Bank Group, Inc	23

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

828		Capitol Bancorp Ltd	$6
1,324		Capitol Federal Financial	60
1,503		Cardinal Financial Corp	9
1,800		Cascade Bancorp	12
398		Cass Information Systems, Inc	12
2,416		Cathay General Bancorp	57
1,887		Central Pacific Financial Corp	19
1,722		Chemical Financial Corp	48
317,253		Citigroup, Inc	2,129
533		Citizens & Northern Corp	11
4,633		Citizens Republic Bancorp, Inc	14
825		City Bank	4
1,123		City Holding Co	39
2,097		City National Corp	102
875		Clifton Savings Bancorp, Inc	10
675		CoBiz, Inc	7
10,387		Colonial Bancgroup, Inc	22
1,059		Columbia Banking System, Inc	13
8,948		Comerica, Inc	178
3,703		Commerce Bancshares, Inc	163
2,024		Community Bank System, Inc	49
1,003		Community Trust Bancorp, Inc	37
2,340		Corus Bankshares, Inc	3
3,071		Cullen/Frost Bankers, Inc	156
4,428		CVB Financial Corp	53
1,609		Dime Community Bancshares	21
983	*	Dollar Financial Corp	10
3,926		East West Bancorp, Inc	63
512		Enterprise Financial Services Corp	8
1,035		ESSA Bancorp, Inc	15
2,804	*	Euronet Worldwide, Inc	33
377		Farmers Capital Bank Corp	9
28,264		Fifth Third Bancorp	233
664		Financial Institutions, Inc	10
720		First Bancorp	13
4,676		First Bancorp	52
1,530		First Busey Corp	28
341		First Citizens Bancshares, Inc (Class A)	52
4,700		First Commonwealth Financial Corp	58
680		First Community Bancshares, Inc	24
2,359		First Financial Bancorp	29
1,332		First Financial Bankshares, Inc	74
903		First Financial Corp	37
600		First Financial Holdings, Inc	12
1,374		First Financial Northwest, Inc	13
10,416		First Horizon National Corp	110
1,238		First Merchants Corp	27
2,914		First Midwest Bancorp, Inc	58
6,905		First Niagara Financial Group, Inc	112
987		First Place Financial Corp	4
504		First South Bancorp, Inc	6
377	*	FirstFed Financial Corp	—	^
5,102		FirstMerit Corp	105
1,967	*	Flagstar Bancorp, Inc	1
1,105		Flushing Financial Corp	13
5,502		FNB Corp	73
2,394		Frontier Financial Corp	10
11,161		Fulton Financial Corp	107
3,468		Glacier Bancorp, Inc	66
441		Greene County Bancshares, Inc	6
3,800	*	Guaranty Bancorp	8
1,711		Hancock Holding Co	78
2,620		Hanmi Financial Corp	5

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,911		Harleysville National Corp	$28
928		Heartland Financial USA, Inc	19
803		Heritage Commerce Corp	9
765		Home Bancshares, Inc	21
29,970		Hudson City Bancorp, Inc	478
22,354		Huntington Bancshares, Inc	171
632		IBERIABANK Corp	30
938		Independent Bank Corp	25
1,040		Integra Bank Corp	1
3,295		International Bancshares Corp	72
2,034	*	Investors Bancorp, Inc	27
215,365		JPMorgan Chase & Co	6,790
1,441		Kearny Financial Corp	18
27,400		Keycorp	233
1,025		Lakeland Bancorp, Inc	12
734		Lakeland Financial Corp	17
3,932		M&T Bank Corp	226
731		MainSource Financial Group, Inc	11
15,732		Marshall & Ilsley Corp	215
2,236		MB Financial, Inc	62
5,244	*	Metavante Technologies, Inc	84
1,081		Midwest Banc Holdings, Inc	2
1,144		Nara Bancorp, Inc	11
206		NASB Financial, Inc	6
121,962		National City Corp	221
4,881		National Penn Bancshares, Inc	71
2,152		NBT Bancorp, Inc	60
2,399	*	Net 1 UEPS Technologies, Inc	33
19,260		New York Community Bancorp, Inc	230
6,972		NewAlliance Bancshares, Inc	92
12,719		Northern Trust Corp	663
1,192		Northfield Bancorp, Inc	13
1,341		Northwest Bancorp, Inc	29
508		OceanFirst Financial Corp	8
3,801		Old National Bancorp	69
799		Old Second Bancorp, Inc	9
1,295		Oriental Financial Group, Inc	8
713	*	Oritani Financial Corp	12
2,744		Pacific Capital Bancorp	46
611		Pacific Continental Corp	9
1,486		PacWest Bancorp	40
688		Park National Corp	50
499		Peapack Gladstone Financial Corp	13
595		Peoples Bancorp, Inc	11
19,823		People’s United Financial, Inc	353
986	*	Pinnacle Financial Partners, Inc	29
20,300		PNC Financial Services Group, Inc	995
14,056		Popular, Inc	73
1,141		PrivateBancorp, Inc	37
2,230		Prosperity Bancshares, Inc	66
2,140		Provident Bankshares Corp	21
4,058		Provident Financial Services, Inc	62
2,753		Provident New York Bancorp	34
39,918		Regions Financial Corp	318
769		Renasant Corp	13
612		Republic Bancorp, Inc (Class A)	17
598		Rockville Financial, Inc	9
629		Roma Financial Corp	8
1,211		S&T Bancorp, Inc	43
846		S.Y. Bancorp, Inc	23
1,000		Sandy Spring Bancorp, Inc	22
357		Santander BanCorp	5
605		SCBT Financial Corp	21
740		Seacoast Banking Corp of Florida	5

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

514		Shore Bancshares, Inc	$12
370		Sierra Bancorp	8
1,893	*	Signature Bank	54
1,066		Simmons First National Corp (Class A)	31
581		Smithtown Bancorp, Inc	9
4,761		South Financial Group, Inc	21
757		Southside Bancshares, Inc	18
740		Southwest Bancorp, Inc	10
26,590	*	Sovereign Bancorp, Inc	79
856		State Bancorp, Inc	8
24,714		State Street Corp	972
1,347		StellarOne Corp	23
1,199		Sterling Bancorp	17
3,900		Sterling Bancshares, Inc	24
3,133		Sterling Financial Corp	28
701		Suffolk Bancorp	25
613	*	Sun Bancorp, Inc	5
20,653		SunTrust Banks, Inc	610
4,965		Susquehanna Bancshares, Inc	79
1,802	*	SVB Financial Group	47
17,015		Synovus Financial Corp	141
6,992		TCF Financial Corp	96
1,482	*	Texas Capital Bancshares, Inc	20
6,191		TFS Financial Corp	80
209		Tompkins Trustco, Inc	12
1,219		TowneBank	30
726		Trico Bancshares	18
5,202		Trustco Bank Corp NY	49
2,902		Trustmark Corp	63
6,278		UCBH Holdings, Inc	43
1,859		UMB Financial Corp	91
3,609		Umpqua Holdings Corp	52
814		Union Bankshares Corp	20
2,534		United Bankshares, Inc	84
2,160		United Community Banks, Inc	29
2,036		United Community Financial Corp	2
1,056		United Financial Bancorp, Inc	16
464		United Security Bancshares	5
792		Univest Corp of Pennsylvania	26
101,357		US Bancorp	2,535
7,834		Valley National Bancorp	159
690		ViewPoint Financial Group	11
158		W Holding Co, Inc	2
126,351		Wachovia Corp	700
5,275		Washington Federal, Inc	79
881		Washington Trust Bancorp, Inc	17
681	*	Waterstone Financial, Inc	2
3,232		Webster Financial Corp	45
220,254		Wells Fargo & Co	6,493
1,534		WesBanco, Inc	42
997		West Bancorporation, Inc	12
977		West Coast Bancorp	7
1,616		Westamerica Bancorporation	83
850	*	Western Alliance Bancorp	9
42,900		Western Union Co	615
1,174		Westfield Financial, Inc	12
4,160		Whitney Holding Corp	67
4,204		Wilmington Trust Corp	93
980		Wilshire Bancorp, Inc	9
1,580		Wintrust Financial Corp	33
320		WSFS Financial Corp	16
709		Yadkin Valley Financial Corp	10
6,129		Zions Bancorporation	150

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

		TOTAL DEPOSITORY INSTITUTIONS	$39,141

EATING AND DRINKING PLACES—1.13%
1,322	*	AFC Enterprises	6
758	*	BJ’s Restaurants, Inc	8
1,700		Bob Evans Farms, Inc	35
5,750		Brinker International, Inc	61
790	*	Buffalo Wild Wings, Inc	20
4,224		Burger King Holdings, Inc	101
1,971	*	California Pizza Kitchen, Inc	21
1,623		CBRL Group, Inc	33
1,296	*	CEC Entertainment, Inc	31
2,094	*	Cheesecake Factory	21
1,977	*	Chipotle Mexican Grill, Inc (Class A)	123
3,658		CKE Restaurants, Inc	32
7,745		Darden Restaurants, Inc	218
6,036	*	Denny’s Corp	12
1,061		DineEquity, Inc	12
2,437	*	Domino’s Pizza, Inc	12
3,822	*	Jack in the Box, Inc	85
3,561	*	Krispy Kreme Doughnuts, Inc	6
1,203		Landry’s Restaurants, Inc	14
66,043		McDonald’s Corp	4,107
1,720		O’Charleys, Inc	3
1,450	*	Papa John’s International, Inc	27
1,702	*	PF Chang’s China Bistro, Inc	36
957	*	Red Robin Gourmet Burgers, Inc	16
3,070	*	Ruby Tuesday, Inc	5
800	*	Ruth’s Chris Steak House, Inc	1
3,411	*	Sonic Corp	42
1,689	*	Steak N Shake Co	10
3,384	*	Texas Roadhouse, Inc (Class A)	26
11,069		Tim Hortons, Inc	319
23,364		Wendy’s/Arby’s Group, Inc (Class A)	115
27,748		Yum! Brands, Inc	874

		TOTAL EATING AND DRINKING PLACES	6,432

EDUCATIONAL SERVICES—0.24%
663	*	American Public Education, Inc	25
7,504	*	Apollo Group, Inc (Class A)	575
5,356	*	Career Education Corp	96
3,717	*	Corinthian Colleges, Inc	61
3,674		DeVry, Inc	211
2,332	*	ITT Educational Services, Inc	222
363	*	K12, Inc	7
522	*	Learning Tree International, Inc	4
687		Strayer Education, Inc	147
1,448	*	Universal Technical Institute, Inc	25

		TOTAL EDUCATIONAL SERVICES	1,373

ELECTRIC, GAS, AND SANITARY SERVICES—4.89%
40,402	*	AES Corp	333
3,896		AGL Resources, Inc	122
10,136		Allegheny Energy, Inc	343
1,693		Allete, Inc	55
6,598		Alliant Energy Corp	193
12,327		Ameren Corp	410
822		American Ecology Corp	17
23,200		American Electric Power Co, Inc	772
1,100		American States Water Co	36
3,788		American Water Works Co, Inc	79
8,189		Aqua America, Inc	169
5,341		Atmos Energy Corp	127
3,100		Avista Corp	60
5,186	*	Beacon Power Corp	3
2,253		Black Hills Corp	61

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,013		California Water Service Group	$47
21,176	*	Calpine Corp	154
1,195	*	Casella Waste Systems, Inc (Class A)	5
19,246		Centerpoint Energy, Inc	243
616		Central Vermont Public Service Corp	15
1,063		CH Energy Group, Inc	55
402		Chesapeake Utilities Corp	13
1,289	*	Clean Energy Fuels Corp	8
1,182	*	Clean Harbors, Inc	75
3,305		Cleco Corp	75
13,685		CMS Energy Corp	138
518		Connecticut Water Service, Inc	12
15,757		Consolidated Edison, Inc	613
892		Consolidated Water Co, Inc	11
9,830		Constellation Energy Group, Inc	247
7,381	*	Covanta Holding Corp	162
2,304		Crosstex Energy, Inc	9
33,654		Dominion Resources, Inc	1,206
6,926		DPL, Inc	158
9,170		DTE Energy Co	327
74,073		Duke Energy Corp	1,112
29,653	*	Dynegy, Inc (Class A)	59
18,721		Edison International	601
42,036		El Paso Corp	329
2,788	*	El Paso Electric Co	50
1,913		Empire District Electric Co	34
4,384		Energen Corp	129
1,700		EnergySolutions, Inc	10
231	*	EnerNOC, Inc	2
11,162		Entergy Corp	928
38,204		Exelon Corp	2,125
17,804		FirstEnergy Corp	865
23,861		FPL Group, Inc	1,201
7,375		Great Plains Energy, Inc	143
5,035		Hawaiian Electric Industries, Inc	111
2,843		Idacorp, Inc	84
4,488		Integrys Energy Group, Inc	193
2,892		ITC Holdings Corp	126
1,400		Laclede Group, Inc	66
10,015		MDU Resources Group, Inc	216
1,200		MGE Energy, Inc	40
813		Middlesex Water Co	14
9,403	*	Mirant Corp	177
4,857		National Fuel Gas Co	152
2,174		New Jersey Resources Corp	85
2,750		Nicor, Inc	95
14,876		NiSource, Inc	163
9,442		Northeast Utilities	227
1,350		Northwest Natural Gas Co	60
2,408		NorthWestern Corp	57
14,114	*	NRG Energy, Inc	329
5,841		NSTAR	213
5,507		OGE Energy Corp	142
6,202		Oneok, Inc	181
1,079		Ormat Technologies, Inc	34
1,956		Otter Tail Corp	46
11,772		Pepco Holdings, Inc	209
20,894		PG&E Corp	809
936	*	Pico Holdings, Inc	25
4,104		Piedmont Natural Gas Co, Inc	130
1,025	*	Pike Electric Corp	13
5,639		Pinnacle West Capital Corp	181
4,786	*	Plug Power, Inc	5
4,199		PNM Resources, Inc	42
3,747		Portland General Electric Co	73

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

21,619		PPL Corp	$663
15,370		Progress Energy, Inc	612
5,000	m,v,*	Progress Energy, Inc	—	^
29,536		Public Service Enterprise Group, Inc	862
7,711		Puget Energy, Inc	210
10,373		Questar Corp	339
20,883	*	Reliant Energy, Inc	121
18,454		Republic Services, Inc	457
1,126		Resource America, Inc (Class A)	5
6,675		SCANA Corp	238
14,845		Sempra Energy	633
13,561		Sierra Pacific Resources	134
1,020		SJW Corp	31
1,884		South Jersey Industries, Inc	75
44,540		Southern Co	1,648
6,440		Southern Union Co	84
2,572		Southwest Gas Corp	65
1,025		Southwest Water Co	3
4,708	*	Stericycle, Inc	245
12,829		TECO Energy, Inc	158
6,491		UGI Corp	158
1,633		UIL Holdings Corp	49
2,373		Unisource Energy Corp	70
4,559		Vectren Corp	114
3,949	*	Waste Connections, Inc	124
29,141		Waste Management, Inc	966
1,458	*	Waste Services, Inc	9
5,725		Westar Energy, Inc	117
3,019		WGL Holdings, Inc	99
33,875		Williams Cos, Inc	490
6,389		Wisconsin Energy Corp	268
24,349		Xcel Energy, Inc	452

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,738

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.35%
1,500	*	Acme Packet, Inc	8
1,556	*	Actel Corp	18
2,435		Acuity Brands, Inc	85
7,209	*	Adaptec, Inc	24
7,316	*	ADC Telecommunications, Inc	40
2,343	*	Advanced Analogic Technologies, Inc	7
2,485	*	Advanced Battery Technologies, Inc	7
2,251	*	Advanced Energy Industries, Inc	22
36,301	*	Advanced Micro Devices, Inc	78
16,906		Altera Corp	282
2,495	*	American Superconductor Corp	41
6,334		Ametek, Inc	191
6,298	*	Amkor Technology, Inc	14
10,491		Amphenol Corp (Class A)	252
3,097	*	Anadigics, Inc	5
16,468		Analog Devices, Inc	313
51,465	*	Apple Computer, Inc	4,393
4,877	*	Applied Micro Circuits Corp	19
760		Applied Signal Technology, Inc	14
8,272	*	Arris Group, Inc	66
3,325	*	Atheros Communications, Inc	48
26,699	*	Atmel Corp	84
1,909	*	ATMI, Inc	29
801	*	Avanex Corp	—	^
8,620	*	Avnet, Inc	157
3,547		AVX Corp	28
723	*	AZZ, Inc	18
2,797		Baldor Electric Co	50
674		Bel Fuse, Inc (Class B)	14
4,279	*	Benchmark Electronics, Inc	55

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

782	*	BigBand Networks, Inc	$4
5,976	*	Bookham, Inc	3
29,379	*	Broadcom Corp (Class A)	499
8,642	*	Capstone Turbine Corp	7
1,663	*	Ceradyne, Inc	34
1,230	*	Ceva, Inc	9
2,612	*	Checkpoint Systems, Inc	26
1,638	*	China Security & Surveillance Technology, Inc	7
5,374	*	Ciena Corp	36
344,324	*	Cisco Systems, Inc	5,612
1,458	*	Comtech Telecommunications Corp	67
10,405		Cooper Industries Ltd (Class A)	304
457	*	CPI International, Inc	4
5,056	*	Cree, Inc	80
2,100		CTS Corp	12
1,000		Cubic Corp	27
9,243	*	Cypress Semiconductor Corp	41
1,921	*	Diodes, Inc	12
3,020	*	Dolby Laboratories, Inc (Class A)	99
1,958	*	DSP Group, Inc	16
1,168	*	DTS, Inc	21
9,761		Eaton Corp	485
2,545	*	EchoStar Corp (Class A)	38
2,000	*	Electro Scientific Industries, Inc	14
4,389	*	EMCORE Corp	6
956	*	EMS Technologies, Inc	25
3,310	*	Energizer Holdings, Inc	179
2,523	*	Energy Conversion Devices, Inc	64
1,650	*	EnerSys	18
5,831	*	Evergreen Solar, Inc	19
2,444	*	Exar Corp	16
4,569	*	Exide Technologies	24
7,886	*	Fairchild Semiconductor International, Inc	39
14,527	*	Finisar Corp	6
2,673	*	First Solar, Inc	369
1,238		Franklin Electric Co, Inc	35
4,152	*	FuelCell Energy, Inc	16
612,450		General Electric Co	9,922
1,197	*	Globecomm Systems, Inc	7
6,150	*	GrafTech International Ltd	51
1,507	*	Greatbatch, Inc	40
1,100	*	GT Solar International, Inc	3
3,385		Harman International Industries, Inc	57
5,636	*	Harmonic, Inc	32
7,946		Harris Corp	302
1,540	*	Harris Stratex Networks, Inc (Class A)	8
1,865	*	Helen of Troy Ltd	32
6,021	*	Hexcel Corp	44
1,175	*	Hittite Microwave Corp	35
1,800	*	Hutchinson Technology, Inc	6
1,976		Imation Corp	27
5,585	*	Infinera Corp	50
10,231	*	Integrated Device Technology, Inc	57
333,831		Intel Corp	4,894
2,862	*	InterDigital, Inc	79
4,573	*	International Rectifier Corp	62
7,468		Intersil Corp (Class A)	69
1,143	*	IPG Photonics Corp	15
724	*	iRobot Corp	7
1,636		IXYS Corp	14
4,077	*	Jarden Corp	47
13,081	*	JDS Uniphase Corp	48
6,007	*	Kemet Corp	2
7,045		L-3 Communications Holdings, Inc	520
7,863	*	Lattice Semiconductor Corp	12

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,443		Lincoln Electric Holdings, Inc	$124
13,318		Linear Technology Corp	295
1,534	*	Littelfuse, Inc	25
732	*	Loral Space & Communications, Inc	11
1,293		LSI Industries, Inc	9
37,937	*	LSI Logic Corp	125
29,029	*	Marvell Technology Group Ltd	194
3,108	*	Mattson Technology, Inc	4
1,111	*	Maxwell Technologies, Inc	6
1,334	*	Medis Technologies Ltd	—	^
13,527	*	MEMC Electronic Materials, Inc	193
1,540	*	Mercury Computer Systems, Inc	10
2,500		Methode Electronics, Inc	17
2,455		Micrel, Inc	18
10,147		Microchip Technology, Inc	198
46,315	*	Micron Technology, Inc	122
4,543	*	Microsemi Corp	57
4,100	*	Microtune, Inc	8
3,290	*	Microvision, Inc	6
2,847	*	MIPS Technologies, Inc	3
7,107		Molex, Inc	103
1,571	*	Monolithic Power Systems, Inc	20
2,537	*	Moog, Inc (Class A)	93
131,651		Motorola, Inc	583
7,339	*	MRV Communications, Inc	6
555	*	Multi-Fineline Electronix, Inc	6
300		National Presto Industries, Inc	23
12,709		National Semiconductor Corp	128
20,564	*	NetApp, Inc	287
1,013	*	Netlogic Microsystems, Inc	22
5,818	*	Novellus Systems, Inc	72
265	*	NVE Corp	7
33,105	*	Nvidia Corp	267
3,460	*	Omnivision Technologies, Inc	18
23,155	*	ON Semiconductor Corp	79
1,210	*	Oplink Communications, Inc	10
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	12
1,250		Park Electrochemical Corp	24
1,392	*	Parkervision, Inc	3
1,447	*	Pericom Semiconductor Corp	8
2,260	*	Photronics, Inc	4
2,609		Plantronics, Inc	34
2,538	*	Plexus Corp	43
1,628	*	PLX Technology, Inc	3
13,218	*	PMC - Sierra, Inc	64
5,444	*	Polycom, Inc	74
1,311	*	Polypore International, Inc	10
458	*	Powell Industries, Inc	13
1,806		Power Integrations, Inc	36
4,438	*	Power-One, Inc	5
7,309	*	Powerwave Technologies, Inc	4
7,796	*	QLogic Corp	105
94,274		Qualcomm, Inc	3,378
4,326	*	Quantum Fuel Systems Technologies Worldwide, Inc	4
6,183	*	Rambus, Inc	98
1,083		Raven Industries, Inc	26
1,983		Regal-Beloit Corp	75
14,875	*	RF Micro Devices, Inc	12
1,100	*	Rogers Corp	31
782	*	Rubicon Technology, Inc	3
32,531	*	Sanmina-SCI Corp	15
1,867	*	Seachange International, Inc	13
2,466	*	Semtech Corp	28
2,605	*	ShoreTel, Inc	12

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,145	*	Silicon Image, Inc	$22
2,921	*	Silicon Laboratories, Inc	72
5,900	*	Silicon Storage Technology, Inc	14
178,291	*	Sirius XM Radio, Inc	21
10,341	*	Skyworks Solutions, Inc	57
3,071	*	Smart Modular Technologies WWH, Inc	5
5,639	*	Spansion, Inc (Class A)	1
1,279	*	Standard Microsystems Corp	21
1,793	*	Starent Networks Corp	21
898	*	Stoneridge, Inc	4
2,414	*	Sunpower Corp (Class A)	89
2,534	*	Sunpower Corp (Class B)	77
745	*	Supertex, Inc	18
12,134	*	Sycamore Networks, Inc	33
2,907	*	Symmetricom, Inc	11
1,595	*	Synaptics, Inc	26
1,192	*	Synthesis Energy Systems, Inc	—	^
2,804		Technitrol, Inc	10
913	*	Techwell, Inc	6
3,400	*	Tekelec	45
2,403		Teleflex, Inc	120
23,240	*	Tellabs, Inc	96
2,944	*	Tessera Technologies, Inc	35
76,896		Texas Instruments, Inc	1,193
3,556	*	Thomas & Betts Corp	85
735	*	Transmeta Corp	13
3,408	*	Trident Microsystems, Inc	6
9,492	*	Triquint Semiconductor, Inc	33
2,833	*	TTM Technologies, Inc	15
27,509		Tyco Electronics Ltd	446
1,167	*	Ultra Clean Holdings	2
755	*	Ultralife Corp	10
1,466	*	Universal Display Corp	14
1,000	*	Universal Electronics, Inc	16
3,575	*	US Geothermal, Inc	3
7,742	*	Utstarcom, Inc	14
3,056	*	Valence Technology, Inc	6
4,543	*	Varian Semiconductor Equipment Associates, Inc	82
1,399	*	Viasat, Inc	34
1,471		Vicor Corp	10
10,877	*	Vishay Intertechnology, Inc	37
1,011	*	Volterra Semiconductor Corp	7
4,143		Whirlpool Corp	171
15,723		Xilinx, Inc	280
1,635	*	Zoltek Cos, Inc	15
3,150	*	Zoran Corp	22

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	41,683

ENGINEERING AND MANAGEMENT SERVICES—1.34%
35,101		Accenture Ltd (Class A)	1,151
1,230	*	Advisory Board Co	27
6,059	*	Aecom Technology Corp	186
609	*	Affymax, Inc	6
8,040	*	Amylin Pharmaceuticals, Inc	87
4,682	*	Ariad Pharmaceuticals, Inc	4
900		CDI Corp	12
4,841	*	Celera Corp	54
26,488	*	Celgene Corp	1,464
1,103	*	China Architectural Engineering, Inc	3
1,080	*	comScore, Inc	14
758	*	Cornell Cos, Inc	14
2,117		Corporate Executive Board Co	47
717	*	CRA International, Inc	19
3,622	*	CV Therapeutics, Inc	33
3,370	*	Dyax Corp	12

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,090	*	eResearch Technology, Inc	$20
5,381	*	Exelixis, Inc	27
1,100	*	Exponent, Inc	33
10,552		Fluor Corp	473
2,145	*	Furmanite Corp	12
3,642	*	Genpact Ltd	30
3,225	*	Gen-Probe, Inc	138
5,826	*	Hewitt Associates, Inc (Class A)	165
1,422	*	Hill International, Inc	10
1,113	*	Huron Consulting Group, Inc	64
4,807	*	Incyte Corp	18
5,385	*	Isis Pharmaceuticals, Inc	76
7,281	*	Jacobs Engineering Group, Inc	350
8,930		KBR, Inc	136
798	*	Kendle International, Inc	21
584		Landauer, Inc	43
1,549	*	LECG Corp	10
5,020	*	Lexicon Pharmaceuticals, Inc	7
1,864	*	Luminex Corp	40
1,221		MAXIMUS, Inc	43
2,143	*	Maxygen, Inc	19
13,624	*	McDermott International, Inc	135
445	*	Michael Baker Corp	16
11,799		Moody’s Corp	237
2,554	*	Myriad Genetics, Inc	169
2,873	*	Navigant Consulting, Inc	46
1,729	*	Omnicell, Inc	21
18,418		Paychex, Inc	484
1,234	*	PharmaNet Development Group, Inc	1
906	*	PRG-Schultz International, Inc	4
9,156		Quest Diagnostics, Inc	475
3,876	*	Regeneron Pharmaceuticals, Inc	71
8,827	*	Rentech, Inc	6
1,803	*	Repligen Corp	7
3,058	*	Resources Connection, Inc	50
2,187	*	Rigel Pharmaceuticals, Inc	17
3,216	*	RTI Biologics, Inc	9
12,038	*	SAIC, Inc	235
2,157	*	Sangamo Biosciences, Inc	8
3,562	*	Savient Pharmaceuticals, Inc	21
3,653	*	Seattle Genetics, Inc	33
2,710	*	Sequenom, Inc	54
4,929	*	Shaw Group, Inc	101
507	*	Stanley, Inc	18
1,956	*	Symyx Technologies, Inc	11
692	*	Tejon Ranch Co	17
3,591	*	Tetra Tech, Inc	87
4,873	*	URS Corp	199
5,212	*	VCA Antech, Inc	104
2,154		Watson Wyatt & Co Holdings (Class A)	103

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,607

FABRICATED METAL PRODUCTS—0.57%
1,788	*	Alliant Techsystems, Inc	153
532		Ameron International Corp	33
4,075		Aptargroup, Inc	144
5,868		Ball Corp	244
1,700	*	Chart Industries, Inc	18
1,064		CIRCOR International, Inc	29
6,833		Commercial Metals Co	81
1,343	*	Commercial Vehicle Group, Inc	1
3,158		Crane Co	54
9,561	*	Crown Holdings, Inc	184
757		Dynamic Materials Corp	15
2,853	*	Griffon Corp	27

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

727		Gulf Island Fabrication, Inc	$10
27,651		Illinois Tool Works, Inc	969
916		Insteel Industries, Inc	10
904	*	Ladish Co, Inc	13
2,280	*	Mobile Mini, Inc	33
6,723		Mueller Water Products, Inc (Class A)	57
1,321	*	NCI Building Systems, Inc	22
9,436		Parker Hannifin Corp	401
509	*	Park-Ohio Holdings Corp	3
6,093		Pentair, Inc	144
2,169		Quanex Building Products Corp	20
1,422		Silgan Holdings, Inc	68
2,152		Simpson Manufacturing Co, Inc	60
1,859	*	Smith & Wesson Holding Corp	4
3,446		Snap-On, Inc	136
4,479		Stanley Works	153
685		Sun Hydraulics Corp	13
3,948	*	Taser International, Inc	21
809	*	Trimas Corp	1
1,173		Valmont Industries, Inc	72
1,666		Watts Water Technologies, Inc (Class A)	42

		TOTAL FABRICATED METAL PRODUCTS	3,235

FOOD AND KINDRED PRODUCTS—3.97%
1,200	*	AgFeed Industries, Inc	2
37,614		Archer Daniels Midland Co	1,084
1,189		B&G Foods, Inc (Class A)	6
700	*	Boston Beer Co, Inc (Class A)	20
7,250		Bunge Ltd	375
11,851		Campbell Soup Co	356
3,882	*	Central Garden and Pet Co (Class A)	23
263		Coca-Cola Bottling Co Consolidated	12
135,419		Coca-Cola Co	6,130
18,511		Coca-Cola Enterprises, Inc	223
25,800		ConAgra Foods, Inc	426
11,059	*	Constellation Brands, Inc (Class A)	174
4,559		Corn Products International, Inc	132
4,436	*	Darling International, Inc	24
11,854		Del Monte Foods Co	85
958		Diamond Foods, Inc	19
14,869	*	Dr Pepper Snapple Group, Inc	242
629		Farmer Bros Co	16
4,071		Flowers Foods, Inc	99
19,429		General Mills, Inc	1,180
18,467		H.J. Heinz Co	694
4,344	*	Hansen Natural Corp	146
9,196		Hershey Co	319
4,077		Hormel Foods Corp	127
740		Imperial Sugar Co	11
800		J&J Snack Foods Corp	29
6,683		J.M. Smucker Co	290
14,537		Kellogg Co	637
85,580		Kraft Foods, Inc (Class A)	2,298
975		Lancaster Colony Corp	33
1,746		Lance, Inc	40
686	*	M&F Worldwide Corp	11
6,725		McCormick & Co, Inc	214
6,910		Molson Coors Brewing Co (Class B)	338
621	*	National Beverage Corp	6
1,110	*	Omega Protein Corp	4
919	*	Peet’s Coffee & Tea, Inc	21
680		Penford Corp	7
7,568		Pepsi Bottling Group, Inc	170
3,834		PepsiAmericas, Inc	78
92,431		PepsiCo, Inc	5,062

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,990	*	Ralcorp Holdings, Inc	$175
1,066		Reddy Ice Holdings, Inc	2
10,079		Reynolds American, Inc	406
1,203		Sanderson Farms, Inc	42
40,453		Sara Lee Corp	396
3,778	*	Smart Balance, Inc	26
6,686	*	Smithfield Foods, Inc	94
1,088		Tootsie Roll Industries, Inc	28
2,025	*	TreeHouse Foods, Inc	55
16,487		Tyson Foods, Inc (Class A)	145

		TOTAL FOOD AND KINDRED PRODUCTS	22,532

FOOD STORES—0.46%
97		Arden Group, Inc (Class A)	12
2,122	*	Great Atlantic & Pacific Tea Co, Inc	13
700		Ingles Markets, Inc (Class A)	12
38,740		Kroger Co	1,023
1,733	*	Panera Bread Co (Class A)	91
1,414	*	Pantry, Inc	30
2,557		Ruddick Corp	71
25,105		Safeway, Inc	597
43,549	*	Starbucks Corp	412
12,857		Supervalu, Inc	188
212		Village Super Market (Class A)	12
611		Weis Markets, Inc	21
8,399		Whole Foods Market, Inc	79
3,211	*	Winn-Dixie Stores, Inc	52

		TOTAL FOOD STORES	2,613

FORESTRY—0.09%
4,673		Rayonier, Inc	146
12,050		Weyerhaeuser Co	369

		TOTAL FORESTRY	515

FURNITURE AND FIXTURES—0.23%
1,625		Ethan Allen Interiors, Inc	23
2,907		Furniture Brands International, Inc	7
3,277		Herman Miller, Inc	43
3,482		Hill-Rom Holdings, Inc	57
2,905		HNI Corp	46
680		Hooker Furniture Corp	5
34,719		Johnson Controls, Inc	631
1,737		Kimball International, Inc (Class B)	15
3,252	*	Kinetic Concepts, Inc	62
3,352		La-Z-Boy, Inc	7
8,764		Leggett & Platt, Inc	133
21,660		Masco Corp	241
2,732	*	Sealy Corp	7
3,734		Steelcase, Inc (Class A)	21
4,232		Tempur-Pedic International, Inc	30

		TOTAL FURNITURE AND FIXTURES	1,328

FURNITURE AND HOME FURNISHINGS STORES—0.23%
15,493	*	Bed Bath & Beyond, Inc	394
19,297		Best Buy Co, Inc	542
9,625	*	GameStop Corp (Class A)	208
1,232		Haverty Furniture Cos, Inc	11
750	*	hhgregg, Inc	7
2,965		Knoll, Inc	27
6,020	*	Pier 1 Imports, Inc	2
6,317		RadioShack Corp	76

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,789	*	Tuesday Morning Corp	$3
5,558		Williams-Sonoma, Inc	44

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,314

GENERAL BUILDING CONTRACTORS—0.20%
115	*	Amrep Corp	4
310	*	Avatar Holdings, Inc	8
2,556	*	Beazer Homes USA, Inc	4
485		Brookfield Homes Corp	2
379	*	Cavco Industries, Inc	10
7,355		Centex Corp	78
19,198		DR Horton, Inc	136
2,297	*	Hovnanian Enterprises, Inc (Class A)	4
4,706		KB Home	64
8,304		Lennar Corp (Class A)	72
862		M/I Homes, Inc	9
1,316		McGrath RentCorp	28
2,061		MDC Holdings, Inc	62
1,472	*	Meritage Homes Corp	18
239	*	NVR, Inc	109
1,250	*	Palm Harbor Homes, Inc	6
2,925	*	Perini Corp	68
11,220		Pulte Homes, Inc	123
2,630		Ryland Group, Inc	46
4,272	*	Standard-Pacific Corp	8
1,110	*	Team, Inc	31
7,726	*	Toll Brothers, Inc	166
3,122		Walter Industries, Inc	55

		TOTAL GENERAL BUILDING CONTRACTORS	1,111

GENERAL MERCHANDISE STORES—2.11%
2,874	*	99 Cents Only Stores	31
4,889	*	Big Lots, Inc	71
3,414	*	BJ’s Wholesale Club, Inc	117
2,055		Casey’s General Stores, Inc	47
481	*	Conn’s, Inc	4
25,029		Costco Wholesale Corp	1,314
177		Dillard’s, Inc (Class A)	—	^
8,128		Family Dollar Stores, Inc	212
2,720		Fred’s, Inc (Class A)	29
13,005		JC Penney Co, Inc	256
25,210		Macy’s, Inc	261
1,292	*	Retail Ventures, Inc	5
8,388	*	Saks, Inc	37
3,530	*	Sears Holdings Corp	137
1,757	*	Stein Mart, Inc	2
46,103		Target Corp	1,592
24,730		TJX Cos, Inc	509
130,489		Wal-Mart Stores, Inc	7,315

		TOTAL GENERAL MERCHANDISE STORES	11,939

HEALTH SERVICES—1.02%
839	*	Alliance Imaging, Inc	7
380	*	Almost Family, Inc	17
1,533	*	Amedisys, Inc	63
9,640		AmerisourceBergen Corp	344
1,184	*	Amsurg Corp	28
3,714	*	Assisted Living Concepts, Inc (A Shares)	15
535	*	Bio-Reference Labs, Inc	14
2,436		Brookdale Senior Living, Inc	14
5,854	*	Community Health Systems, Inc	85
750	*	Corvel Corp	16
3,663	*	Covance, Inc	169

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

8,377	*	Coventry Health Care, Inc	$125
2,321	*	Cross Country Healthcare, Inc	20
1,413	*	CryoLife, Inc	14
6,269	*	DaVita, Inc	311
3,284	*	Edwards Lifesciences Corp	180
1,474	*	eHealth, Inc	20
1,185	*	Emeritus Corp	12
1,864	*	Enzo Biochem, Inc	9
12,281	*	Express Scripts, Inc	675
1,875	*	Five Star Quality Care, Inc	3
810	*	Genomic Health, Inc	16
499	*	Genoptix, Inc	17
1,497	*	Gentiva Health Services, Inc	44
14,183	*	Health Management Associates, Inc (Class A)	25
4,400	*	Healthsouth Corp	48
2,237	*	Healthways, Inc	26
3,543	*	Immunomedics, Inc	6
1,779	*	Kindred Healthcare, Inc	23
6,195	*	Laboratory Corp of America Holdings	399
735	*	LHC Group, Inc	26
529	*	Life Sciences Research, Inc	5
3,256	*	LifePoint Hospitals, Inc	74
4,205	*	Lincare Holdings, Inc	113
1,896	*	Magellan Health Services, Inc	74
16,473		McKesson Corp	638
955	*	Medcath Corp	10
29,825	*	Medco Health Solutions, Inc	1,250
506		National Healthcare Corp	26
5,807	*	Nektar Therapeutics	32
1,311	*	Nighthawk Radiology Holdings, Inc	6
2,544	*	Odyssey HealthCare, Inc	24
6,371		Omnicare, Inc	177
2,831	*	Pediatrix Medical Group, Inc	90
6,389		Pharmaceutical Product Development, Inc	185
3,409	*	Psychiatric Solutions, Inc	95
1,200	*	RehabCare Group, Inc	18
1,374	*	Skilled Healthcare Group, Inc (Class A)	12
2,651	*	Sun Healthcare Group, Inc	23
2,773	*	Sunrise Senior Living, Inc	5
30,068	*	Tenet Healthcare Corp	35
2,659		Universal Health Services, Inc (Class B)	100
701	*	US Physical Therapy, Inc	9

		TOTAL HEALTH SERVICES	5,772

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.06%
1,314	*	Comverge, Inc	6
8,622	*	Foster Wheeler Ltd	201
2,028		Granite Construction, Inc	89
2,403		Great Lakes Dredge & Dock Corp	10
659	*	LB Foster Co (Class A)	21
1,545	*	Matrix Service Co	12
1,298	*	Orion Marine Group, Inc	13
701	*	Sterling Construction Co, Inc	13

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	365

HOLDING AND OTHER INVESTMENT OFFICES—2.64%
2,039		Acadia Realty Trust	29
2,448	*	Affiliated Managers Group, Inc	103
505		Agree Realty Corp	9
123		Alexander's, Inc	31
1,923		Alexandria Real Estate Equities, Inc	116
9,073		Allied Capital Corp	24

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,664		AMB Property Corp	$132
2,384		American Campus Communities, Inc	49
580		American Capital Agency Corp	12
31,591		Annaly Mortgage Management, Inc	501
3,218		Anthracite Capital, Inc	7
4,874		Anworth Mortgage Asset Corp	31
5,956		Apartment Investment & Management Co (Class A)	69
850		Arbor Realty Trust, Inc	2
6,591		Ashford Hospitality Trust, Inc	8
936		Associated Estates Realty Corp	8
4,610		AvalonBay Communities, Inc	279
4,502		BioMed Realty Trust, Inc	53
6,864		Boston Properties, Inc	377
5,335		Brandywine Realty Trust	41
2,874		BRE Properties, Inc (Class A)	80
3,175		Camden Property Trust	100
2,642		Capital Lease Funding, Inc	5
190		Capital Southwest Corp	21
800		Capital Trust, Inc (Class A)	3
3,196		Capstead Mortgage Corp	34
806		Care Investment Trust, Inc	6
3,981		CBL & Associates Properties, Inc	26
2,712		Cedar Shopping Centers, Inc	19
442		Cherokee, Inc	8
2,945		Colonial Properties Trust	25
2,299		Corporate Office Properties Trust	71
2,443		Cousins Properties, Inc	34
1,102		Danvers Bancorp, Inc	15
10,500		DCT Industrial Trust, Inc	53
7,395		Developers Diversified Realty Corp	36
5,943		DiamondRock Hospitality Co	30
3,961		Digital Realty Trust, Inc	130
7,265		Douglas Emmett, Inc	95
9,790		Duke Realty Corp	107
1,377		EastGroup Properties, Inc	49
1,200		Education Realty Trust, Inc	6
1,723		Entertainment Properties Trust	51
1,227		Equity Lifestyle Properties, Inc	47
2,074		Equity One, Inc	37
15,763		Equity Residential	470
1,493		Essex Property Trust, Inc	115
4,748		Extra Space Storage, Inc	49
3,517		Federal Realty Investment Trust	218
3,926		FelCor Lodging Trust, Inc	7
2,899		First Industrial Realty Trust, Inc	22
1,470		First Potomac Realty Trust	14
3,189		Franklin Street Properties Corp	47
7,919		General Growth Properties, Inc	10
1,193		Getty Realty Corp	25
1,256		Gladstone Capital Corp	10
2,171		Glimcher Realty Trust	6
2,128		Gramercy Capital Corp	3
1,395	*	Harris & Harris Group, Inc	6
692		Hatteras Financial Corp	18
14,057		HCP, Inc	390
5,425		Health Care REIT, Inc	229
3,212		Healthcare Realty Trust, Inc	75
2,467		Hersha Hospitality Trust	7
3,247		Highwoods Properties, Inc	89
2,378	*	Hilltop Holdings, Inc	23
1,938		Home Properties, Inc	79

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,735		Hospitality Properties Trust	$85
31,262		Host Marriott Corp	237
13,475		HRPT Properties Trust	45
3,013		Inland Real Estate Corp	39
3,315		Investors Real Estate Trust	36
80,782		iShares Russell 3000 Index Fund	4,208
7,812		iStar Financial, Inc	17
1,655		JER Investors Trust, Inc	2
2,062		Kilroy Realty Corp	69
13,130		Kimco Realty Corp	240
1,900		Kite Realty Group Trust	11
2,579		LaSalle Hotel Properties	28
4,101		Lexington Corporate Properties Trust	21
5,546		Liberty Property Trust	127
1,314		LTC Properties, Inc	27
4,379		Macerich Co	80
3,822		Mack-Cali Realty Corp	94
2,313	*	Maguire Properties, Inc	3
3,989		Medical Properties Trust, Inc	25
2,802	*	Meruelo Maddux Properties, Inc	3
9,085		MFA Mortgage Investments, Inc	54
1,526		Mid-America Apartment Communities, Inc	57
1,230		Mission West Properties, Inc	9
1,507		MVC Capital, Inc	17
1,400		National Health Investors, Inc	38
4,528		National Retail Properties, Inc	78
5,757		Nationwide Health Properties, Inc	165
2,523		Newcastle Investment Corp	2
3,513		NorthStar Realty Finance Corp	14
4,121		Omega Healthcare Investors, Inc	66
946		Parkway Properties, Inc	17
1,975		Pennsylvania Real Estate Investment Trust	15
10,243		Plum Creek Timber Co, Inc	356
2,677		Post Properties, Inc	44
2,494		Potlatch Corp	65
15,609		Prologis	217
1,216		Prospect Capital Corp	15
1,073		PS Business Parks, Inc	48
7,276		Public Storage, Inc	578
3,865		RAIT Investment Trust	10
992		Ramco-Gershenson Properties	6
6,195		Realty Income Corp	143
1,965		Redwood Trust, Inc	29
3,904		Regency Centers Corp	182
1,355		Resource Capital Corp	5
700		Saul Centers, Inc	28
5,554		Senior Housing Properties Trust	100
13,356		Simon Property Group, Inc	710
3,495		SL Green Realty Corp	91
1,302		Sovran Self Storage, Inc	47
4,727		Strategic Hotels & Resorts, Inc	8
1,069		Sun Communities, Inc	15
3,711		Sunstone Hotel Investors, Inc	23
1,844		Tanger Factory Outlet Centers, Inc	69
3,299		Taubman Centers, Inc	84
7,650		UDR, Inc	105
1,095		Universal Health Realty Income Trust	36
1,407		Urstadt Biddle Properties, Inc (Class A)	22
3,042		U-Store-It Trust	14
8,032		Ventas, Inc	270
17,912		Virgin Media, Inc	89
8,053		Vornado Realty Trust	486

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,890		WABCO Holdings, Inc	$61
2,850		Washington Real Estate Investment Trust	81
4,713		Weingarten Realty Investors	98
696		Winthrop Realty Trust	8

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,953

HOTELS AND OTHER LODGING PLACES—0.20%
1,418		Ameristar Casinos, Inc	12
1,131	*	Bluegreen Corp	4
2,948		Boyd Gaming Corp	14
2,103		Choice Hotels International, Inc	63
2,696	*	Gaylord Entertainment Co	29
1,718	*	Great Wolf Resorts, Inc	3
1,142	*	Isle of Capri Casinos, Inc	3
10,384	*	Las Vegas Sands Corp	62
920	*	Lodgian, Inc	2
1,242		Marcus Corp	20
17,698		Marriott International, Inc (Class A)	344
7,333	*	MGM Mirage	101
604	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	5
2,588		Orient-Express Hotels Ltd (Class A)	20
566	*	Riviera Holdings Corp	2
11,255		Starwood Hotels & Resorts Worldwide, Inc	201
1,755	*	Vail Resorts, Inc	47
8,991		Wyndham Worldwide Corp	59
3,385		Wynn Resorts Ltd	143

		TOTAL HOTELS AND OTHER LODGING PLACES	1,141

INDUSTRIAL MACHINERY AND EQUIPMENT—4.45%
1,591	*	3PAR, Inc	12
1,014		Aaon, Inc	21
3,594		Actuant Corp (Class A)	68
4,907	*	AGCO Corp	116
374		Alamo Group, Inc	6
1,534	*	Allis-Chalmers Energy, Inc	8
1,557	*	Altra Holdings, Inc	12
475		Ampco-Pittsburgh Corp	10
79,294		Applied Materials, Inc	803
1,200	*	Astec Industries, Inc	38
3,264	*	Asyst Technologies, Inc	-	^
1,475	*	AuthenTec, Inc	2
7,081	*	Axcelis Technologies, Inc	4
3,639		Black & Decker Corp	152
981		Black Box Corp	26
2,004	*	Blount International, Inc	19
525	*	Bolt Technology Corp	4
3,023		Briggs & Stratton Corp	53
22,509	*	Brocade Communications Systems, Inc	63
4,418	*	Brooks Automation, Inc	26
4,188		Bucyrus International, Inc (Class A)	78
3,800		Carlisle Cos, Inc	79
674		Cascade Corp	20
35,811		Caterpillar, Inc	1,600
5,277	*	Cirrus Logic, Inc	14
1,273	*	Colfax Corp	13
1,162	*	Columbus McKinnon Corp	16
1,943	*	Cray, Inc	4
12,159		Cummins, Inc	325
2,236		Curtiss-Wright Corp	75
1,601	*	Cymer, Inc	35
25,296		Deere & Co	969

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

105,667	*	Dell, Inc	$1,082
4,008		Diebold, Inc	113
4,685		Donaldson Co, Inc	158
11,333		Dover Corp	373
4,447	*	Dresser-Rand Group, Inc	77
1,850	*	Dril-Quip, Inc	38
121,123	*	EMC Corp	1,268
5,455	*	Emulex Corp	38
2,145	*	Ener1, Inc	15
1,595	*	ENGlobal Corp	5
1,375	*	EnPro Industries, Inc	30
6,075	*	Entegris, Inc	13
7,347	*	Extreme Networks, Inc	17
1,124	*	Flotek Industries, Inc	3
2,307	*	Flow International Corp	6
3,416		Flowserve Corp	176
7,710	*	FMC Technologies, Inc	184
1,063	*	Fuel Tech, Inc	11
3,135	*	Gardner Denver, Inc	73
1,051		Gorman-Rupp Co	33
2,928		Graco, Inc	69
604		Graham Corp	7
143,729		Hewlett-Packard Co	5,216
334	*	Hurco Cos, Inc	4
4,344		IDEX Corp	105
1,615	*	Immersion Corp	10
18,748		Ingersoll-Rand Co Ltd (Class A)	325
3,395	*	Intermec, Inc	45
80,119		International Business Machines Corp	6,743
18,524		International Game Technology	220
1,163	*	Intevac, Inc	6
10,871		ITT Industries, Inc	500
12,353		Jabil Circuit, Inc	83
1,665		John Bean Technologies Corp	14
6,491		Joy Global, Inc	149
993	*	Kadant, Inc	13
1,655		Kaydon Corp	57
3,920		Kennametal, Inc	87
338	*	Key Technology, Inc	6
3,600	*	Kulicke & Soffa Industries, Inc	6
7,466	*	Lam Research Corp	159
2,798		Lennox International, Inc	90
4,895	*	Lexmark International, Inc (Class A)	132
700		Lindsay Manufacturing Co	22
949		Lufkin Industries, Inc	33
7,596		Manitowoc Co, Inc	66
901		Met-Pro Corp	12
5,098	*	Micros Systems, Inc	83
860	*	Middleby Corp	23
2,342		Modine Manufacturing Co	11
381		Nacco Industries, Inc (Class A)	14
1,196	*	NATCO Group, Inc (Class A)	18
714	*	Natural Gas Services Group, Inc	7
2,372	*	Netezza Corp	16
2,164	*	Netgear, Inc	25
939		NN, Inc	2
2,012		Nordson Corp	65
2,961	*	Oil States International, Inc	55
7,346		Pall Corp	209
6,172		Palm, Inc	19

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

11,719		Pitney Bowes, Inc	$299
762	*	PMFG, Inc	7
12,525	*	Quantum Corp	5
1,782	*	Rackable Systems, Inc	7
1,335	*	RBC Bearings, Inc	27
630	*	Rimage Corp	8
3,346	*	Riverbed Technology, Inc	38
1,676		Robbins & Myers, Inc	27
7,798	*	Safeguard Scientifics, Inc	5
13,457	*	SanDisk Corp	129
744		Sauer-Danfoss, Inc	7
1,742	*	Scansource, Inc	34
3,970	*	Scientific Games Corp (Class A)	70
16,448	*,m,v	Seagate Technology	-	^
29,023		Seagate Technology, Inc	129
1,100	*	Semitool, Inc	3
1,525	*	Sigma Designs, Inc	14
3,183		SPX Corp	129
800		Standex International Corp	16
1,945	*	STEC, Inc	8
1,355	*	Super Micro Computer, Inc	9
746	*	T-3 Energy Services, Inc	7
1,000	*	Tecumseh Products Co	10
500		Tennant Co	8
11,006	*	Teradata Corp	163
6,000	*	Terex Corp	104
819	*	Thermadyne Holdings Corp	5
4,954		Timken Co	97
1,558		Toro Co	51
881	*	TurboChef Technologies, Inc	4
562		Twin Disc, Inc	4
1,608	*	Ultratech, Inc	19
7,525	*	Varian Medical Systems, Inc	264
3,790	*	VeriFone Holdings, Inc	19
1,482		Watsco, Inc	57
13,173	*	Western Digital Corp	151
3,508		Woodward Governor Co	81
3,893	*	Zebra Technologies Corp (Class A)	79

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,204

INSTRUMENTS AND RELATED PRODUCTS—3.85%
1,214	*	Abaxis, Inc	19
1,811	*	Abiomed, Inc	30
2,205	*	Accuray, Inc	11
3,633	*	Advanced Medical Optics, Inc	24
4,200	*	Affymetrix, Inc	13
21,055	*	Agilent Technologies, Inc	329
3,618	*	Align Technology, Inc	32
17,654		Allergan, Inc	712
4,631	*	American Medical Systems Holdings, Inc	42
543		American Science & Engineering, Inc	40
928		Analogic Corp	25
1,600	*	Anaren, Inc	19
1,310	*	Angiodynamics, Inc	18
600	*	Argon ST, Inc	11
1,690	*	Arthrocare Corp	8
86		Atrion Corp	8
520	*	Axsys Technologies, Inc	29
742		Badger Meter, Inc	22
5,633		Bard (C.R.), Inc	475
36,744		Baxter International, Inc	1,969
3,352		Beckman Coulter, Inc	147

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

14,282		Becton Dickinson & Co	$977
1,200	*	Bio-Rad Laboratories, Inc (Class A)	90
87,482	*	Boston Scientific Corp	677
3,369	*	Bruker BioSciences Corp	14
711	*	Cantel Medical Corp	11
1,175	*	Cardiac Science Corp	9
3,392	*	Cepheid, Inc	35
1,426	*	Coherent, Inc	31
1,500		Cohu, Inc	18
1,940	*	Conmed Corp	46
2,715		Cooper Cos, Inc	45
29,037		Covidien Ltd	1,052
1,543	*	Cyberonics, Inc	26
475	*	Cynosure, Inc (Class A)	4
15,041		Danaher Corp	851
800		Datascope Corp	42
8,898		Dentsply International, Inc	251
2,984	*	Depomed, Inc	5
1,556	*	DexCom, Inc	4
828	*	Dionex Corp	37
430	*	DXP Enterprises, Inc	6
17,610		Eastman Kodak Co	116
45,931		Emerson Electric Co	1,682
1,718	*	ESCO Technologies, Inc	70
1,694	*	Esterline Technologies Corp	64
4,213	*	ev3, Inc	26
408	*	Exactech, Inc	7
910	*	FARO Technologies, Inc	15
2,156	*	FEI Co	41
7,664	*	Flir Systems, Inc	235
2,946	*	Formfactor, Inc	43
2,463	*	Fossil, Inc	41
7,668		Garmin Ltd	147
1,543	*	Haemonetics Corp	87
1,363	*	Hanger Orthopedic Group, Inc	20
807	*	Herley Industries, Inc	10
3,482		Hillenbrand, Inc	58
15,329	*	Hologic, Inc	200
919	*	ICU Medical, Inc	30
1,260	*	I-Flow Corp	6
1,400	*	II-VI, Inc	27
6,786	*	Illumina, Inc	177
1,078	*	Insulet Corp	8
732	*	Integra LifeSciences Holdings Corp	26
2,115	*	Intuitive Surgical, Inc	269
2,044		Invacare Corp	32
5,039	*	ION Geophysical Corp	17
1,079	*	IRIS International, Inc	15
2,039	*	Itron, Inc	130
2,194	*	Ixia	13
520	*	Kensey Nash Corp	10
10,175		Kla-Tencor Corp	222
4,206	*	Kopin Corp	9
142	*	K-Tron International, Inc	11
3,660	*	L-1 Identity Solutions, Inc	25
725	*	LaBarge, Inc	11
4,233	*	LTX-Credence Corp	1
1,014	*	Lydall, Inc	6
2,750	*	Masimo Corp	82
742	*	Measurement Specialties, Inc	5
873	*	Medical Action Industries, Inc	9

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

65,409		Medtronic, Inc	$2,055
1,802		Mentor Corp	56
1,469	*	Merit Medical Systems, Inc	26
2,006	*	Mettler-Toledo International, Inc	135
935	*	Micrus Endovascular Corp	11
3,307	*	Millipore Corp	170
1,789		Mine Safety Appliances Co	43
3,076	*	MKS Instruments, Inc	45
1,178		Movado Group, Inc	11
708		MTS Systems Corp	19
3,475		National Instruments Corp	85
1,662	*	Natus Medical, Inc	22
876	*	Neogen Corp	22
2,159	*	Newport Corp	15
2,136	*	NuVasive, Inc	74
794	*	NxStage Medical, Inc	2
1,010	*	Orthofix International NV	15
246	*	OYO Geospace Corp	4
1,140	*	Palomar Medical Technologies, Inc	13
7,339		PerkinElmer, Inc	102
24,814		Raytheon Co	1,267
4,369	*	Resmed, Inc	164
8,779		Rockwell Automation, Inc	283
9,113		Rockwell Collins, Inc	356
1,906	*	Rofin-Sinar Technologies, Inc	39
5,330		Roper Industries, Inc	231
1,464	*	Rudolph Technologies, Inc	5
3,325	*	Sirf Technology Holdings, Inc	4
1,080	*	Sirona Dental Systems, Inc	11
748	*	Somanetics Corp	12
1,305	*	Sonic Solutions, Inc	2
957	*	SonoSite, Inc	18
1,958	*	Spectranetics Corp	5
19,594	*	St. Jude Medical, Inc	646
939	*	Stereotaxis, Inc	4
3,576		STERIS Corp	85
17,975		Stryker Corp	718
2,227	*	Symmetry Medical, Inc	18
768	*	Synovis Life Technologies, Inc	14
2,100		Techne Corp	135
2,183	*	Teledyne Technologies, Inc	97
9,702	*	Teradyne, Inc	41
24,540	*	Thermo Electron Corp	836
3,422	*	Thoratec Corp	111
755	*	Trans1, Inc	5
7,398	*	Trimble Navigation Ltd	160
1,810	*	Varian, Inc	61
1,820	*	Veeco Instruments, Inc	12
828	*	Vital Images, Inc	12
3,486	*	Vivus, Inc	19
768	*	Vnus Medical Technologies, Inc	13
2,847	*	Volcano Corp	43
5,993	*	Waters Corp	220
2,200	*	Wright Medical Group, Inc	45
51,199		Xerox Corp	408
13,354	*	Zimmer Holdings, Inc	540
1,200	*	Zoll Medical Corp	23
1,176	*	Zygo Corp	8

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,813

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE—0.39%
16,484		AON Corp	$753
6,834		Brown & Brown, Inc	143
276	*	Crawford & Co (Class B)	4
5,300		Gallagher (Arthur J.) & Co	137
18,132		Hartford Financial Services Group, Inc	298
359		Life Partners Holdings, Inc	15
29,907		Marsh & McLennan Cos, Inc	726
2,320		National Financial Partners Corp	7
530		White Mountains Insurance Group Ltd	142

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,225

INSURANCE CARRIERS—3.70%
28,444		Aetna, Inc	811
27,947		Aflac, Inc	1,281
304	*	Alleghany Corp	86
2,914		Allied World Assurance Holdings Ltd	118
32,258		Allstate Corp	1,057
13,238		Ambac Financial Group, Inc	17
3,620		American Equity Investment Life Holding Co	25
4,699		American Financial Group, Inc	108
132,234		American International Group, Inc	208
915		American National Insurance Co	67
478		American Physicians Capital, Inc	23
622	*	American Safety Insurance Holdings Ltd	8
2,840	*	AMERIGROUP Corp	84
1,131	*	Amerisafe, Inc	23
1,541		Amtrust Financial Services, Inc	18
2,380	*	Arch Capital Group Ltd	167
1,848	*	Argo Group International Holdings Ltd	63
5,006		Aspen Insurance Holdings Ltd	121
7,072		Assurant, Inc	212
3,652		Assured Guaranty Ltd	42
8,895		Axis Capital Holdings Ltd	259
625		Baldwin & Lyons, Inc (Class B)	11
1,983		Castlepoint Holdings Ltd	27
1,750	*	Catalyst Health Solutions, Inc	43
2,823	*	Centene Corp	56
21,167		Chubb Corp	1,080
15,716		Cigna Corp	265
8,734		Cincinnati Financial Corp	254
2,162	*	Citizens, Inc (Class A)	21
1,743		CNA Financial Corp	29
1,100	*	CNA Surety Corp	21
10,885	*	Conseco, Inc	56
2,592		Delphi Financial Group, Inc (Class A)	48
850		Donegal Group, Inc (Class A)	14
168		EMC Insurance Group, Inc	4
2,968		Employers Holdings, Inc	49
3,125		Endurance Specialty Holdings Ltd	95
426	*	Enstar Group Ltd	25
1,911		Erie Indemnity Co (Class A)	72
3,668		Everest Re Group Ltd	279
881		FBL Financial Group, Inc (Class A)	14
13,156		Fidelity National Title Group, Inc (Class A)	234
1,175	*	First Acceptance Corp	3
5,326		First American Corp	154
763	*	First Mercury Financial Corp	11
1,821		Flagstone Reinsurance Holdings Ltd	18
558	*	Fpic Insurance Group, Inc	24
25,885		Genworth Financial, Inc (Class A)	73

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,722	*	Greenlight Capital Re Ltd (Class A)	$22
3,081		Hanover Insurance Group, Inc	132
839		Harleysville Group, Inc	29
7,008		HCC Insurance Holdings, Inc	187
5,325	*	Health Net, Inc	58
2,916	*	Healthspring, Inc	58
2,970		Horace Mann Educators Corp	27
9,577	*	Humana, Inc	357
423		Independence Holding Co	2
936		Infinity Property & Casualty Corp	44
3,094		IPC Holdings Ltd	93
314		Kansas City Life Insurance Co	14
10,630		Leucadia National Corp	210
14,418		Lincoln National Corp	272
18,789		Loews Corp	531
2,909		Maiden Holdings Ltd	9
508	*	Markel Corp	152
3,703		Max Re Capital Ltd	66
12,809	*	MBIA, Inc	52
2,850		Meadowbrook Insurance Group, Inc	18
1,267		Mercury General Corp	58
29,209		Metlife, Inc	1,018
7,457		MGIC Investment Corp	26
720	*	Molina Healthcare, Inc	13
5,597		Montpelier Re Holdings Ltd	94
224		National Interstate Corp	4
154		National Western Life Insurance Co (Class A)	26
2,762		Nationwide Financial Services, Inc (Class A)	144
838	*	Navigators Group, Inc	46
376		NYMAGIC, Inc	7
858		Odyssey Re Holdings Corp	44
14,152		Old Republic International Corp	169
1,314		OneBeacon Insurance Group Ltd (Class A)	13
3,254		PartnerRe Ltd	232
7,094		Phoenix Cos, Inc	23
2,759		Platinum Underwriters Holdings Ltd	99
1,846	*	PMA Capital Corp (Class A)	13
5,465		PMI Group, Inc	11
1,393		Presidential Life Corp	14
2,793	*	Primus Guaranty Ltd	3
15,488		Principal Financial Group	349
2,003	*	ProAssurance Corp	106
39,067		Progressive Corp	578
4,294		Protective Life Corp	62
25,470		Prudential Financial, Inc	771
5,032		Radian Group, Inc	19
1,249	*	RadNet, Inc	4
3,978		Reinsurance Group of America, Inc (Class A)	170
3,366		RenaissanceRe Holdings Ltd	174
1,157		RLI Corp	71
784		Safety Insurance Group, Inc	30
999	*	SeaBright Insurance Holdings, Inc	12
2,700		Selective Insurance Group, Inc	62
2,873		Stancorp Financial Group, Inc	120
913		State Auto Financial Corp	27
1,214		Stewart Information Services Corp	29
5,127		Torchmark Corp	229
1,074		Tower Group, Inc	30
1,735		Transatlantic Holdings, Inc	70
35,600		Travelers Cos, Inc	1,609
700	*	Triple-S Management Corp (Class B)	8
1,515	*	United America Indemnity Ltd (Class A)	19

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,337		United Fire & Casualty Co	$42
71,532		UnitedHealth Group, Inc	1,903
2,455		Unitrin, Inc	39
2,474	*	Universal American Financial Corp	22
20,714		UnumProvident Corp	385
3,501		Validus Holdings Ltd	92
8,567		W.R. Berkley Corp	266
2,485	*	WellCare Health Plans, Inc	32
30,885	*	WellPoint, Inc	1,301
49		Wesco Financial Corp	14
19,717		XL Capital Ltd (Class A)	73
2,375		Zenith National Insurance Corp	75

		TOTAL INSURANCE CARRIERS	20,961

JUSTICE, PUBLIC ORDER AND SAFETY—0.03%
7,308	*	Corrections Corp of America	120
3,103	*	Geo Group, Inc	56

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	176

LEATHER AND LEATHER PRODUCTS—0.10%
19,443	*	Coach, Inc	404
4,890	*	CROCS, Inc	6
669	*	Genesco, Inc	11
3,106	*	Iconix Brand Group, Inc	31
1,333	*	Steven Madden Ltd	28
2,878	*	Timberland Co (Class A)	33
378		Weyco Group, Inc	13
2,989		Wolverine World Wide, Inc	63

		TOTAL LEATHER AND LEATHER PRODUCTS	589

LEGAL SERVICES—0.03%
3,007	*	FTI Consulting, Inc	134
714	*	Pre-Paid Legal Services, Inc	27

		TOTAL LEGAL SERVICES	161

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.00%**
564	*	Emergency Medical Services Corp (Class A)	21

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	21

LUMBER AND WOOD PRODUCTS—0.02%
660		American Woodmark Corp	12
4,900	*	Champion Enterprises, Inc	3
742		Deltic Timber Corp	34
6,361		Louisiana-Pacific Corp	10
442		Skyline Corp	9
979		Universal Forest Products, Inc	26

		TOTAL LUMBER AND WOOD PRODUCTS	94

METAL MINING—0.39%
2,642	*	Allied Nevada Gold Corp	13
3,583	*	Apex Silver Mines Ltd	4
6,250		Cleveland-Cliffs, Inc	160
33,024	*	Coeur d'Alene Mines Corp	29
2,756		Foundation Coal Holdings, Inc	39
22,507		Freeport-McMoRan Copper & Gold, Inc (Class B)	550
7,406	*	Hecla Mining Co	21
25,335		Newmont Mining Corp	1,031

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

4,540	*	Patriot Coal Corp	$28
3,261	*	Rosetta Resources, Inc	23
1,762		Royal Gold, Inc	87
1,718	*	ShengdaTech, Inc	6
13,194		Southern Copper Corp	212
1,968	*	Stillwater Mining Co	10
2,888	*	Uranium Resources, Inc	2

		TOTAL METAL MINING	2,215

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.24%
988		Armstrong World Industries, Inc	21
1,544		Blyth, Inc	12
4,329		Callaway Golf Co	40
2,087		Daktronics, Inc	20
7,385		Hasbro, Inc	215
2,063	*	Intrepid Potash, Inc	43
1,657	*	Jakks Pacific, Inc	34
1,909	*	Leapfrog Enterprises, Inc	7
1,066		Marine Products Corp	6
20,726		Mattel, Inc	332
2,137	*	Nautilus, Inc	5
1,217	*	RC2 Corp	13
700	*	Russ Berrie & Co, Inc	2
2,343	*	Shuffle Master, Inc	12
467	*	Steinway Musical Instruments, Inc	8
28,171		Tyco International Ltd	608

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,378

MISCELLANEOUS RETAIL—1.24%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	5
18,444	*	Amazon.com, Inc	946
2,240		Barnes & Noble, Inc	34
1,412		Big 5 Sporting Goods Corp	7
1,004	*	Blue Nile, Inc	25
3,769	*	Borders Group, Inc	2
968	*	Build-A-Bear Workshop, Inc	5
2,068	*	Cabela's, Inc	12
1,865		Cash America International, Inc	51
3,306	*	CKX, Inc	12
3,853	*	Coldwater Creek, Inc	11
83,348		CVS Corp	2,395
4,676	*	Dick's Sporting Goods, Inc	66
5,275	*	Dollar Tree, Inc	220
5,097	*	Drugstore.Com	6
2,322	*	Ezcorp, Inc (Class A)	35
1,606	*	GSI Commerce, Inc	17
834	*	Hibbett Sports, Inc	13
2,163	*	HSN, Inc	16
1,539	*	Jo-Ann Stores, Inc	24
3,063	*	Marvel Entertainment, Inc	94
2,547		MSC Industrial Direct Co (Class A)	94
2,071		Nutri/System, Inc	30
15,426	*	Office Depot, Inc	46
4,100		OfficeMax, Inc	31
840	*	Overstock.com, Inc	9
648	*	PC Mall, Inc	3
7,407		Petsmart, Inc	137
2,296	*	Priceline.com, Inc	169
811		Pricesmart, Inc	17
33,788	*	Rite Aid Corp	10
895	*	Shutterfly, Inc	6

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,750		Signet Jewelers Ltd	$33
1,250	*	Stamps.com, Inc	12
40,931		Staples, Inc	733
461		Systemax, Inc	5
7,640		Tiffany & Co	180
57,472		Walgreen Co	1,418
1,783		World Fuel Services Corp	66
1,423	*	Zale Corp	5
933	*	Zumiez, Inc	7

		TOTAL MISCELLANEOUS RETAIL	7,007

MOTION PICTURES—0.70%
860	*	Ascent Media Corp (Series A)	19
1,154	*	Avid Technology, Inc	13
12,560	*	Blockbuster, Inc (Class A)	16
1,605		Cinemark Holdings, Inc	12
8,600	*	Discovery Communications, Inc (Class A)	122
7,001	*	Discovery Communications, Inc (Class C)	94
4,779	*	DreamWorks Animation SKG, Inc (Class A)	121
1,016	*	Gaiam, Inc (Class A)	4
5,090	*	Macrovision Solutions Corp	64
2,600		National CineMedia, Inc	26
135,770		News Corp (Class A)	1,234
4,340		Regal Entertainment Group (Class A)	44
208,007		Time Warner, Inc	2,093
8,960	*	tw telecom inc (Class A)	76

		TOTAL MOTION PICTURES	3,938

NONDEPOSITORY INSTITUTIONS—0.60%
3,765		Advance America Cash Advance Centers, Inc	7
2,254		Advanta Corp (Class B)	5
12,151		American Capital Ltd	39
58,546		American Express Co	1,086
6,944	*	AmeriCredit Corp	53
8,509		Apollo Investment Corp	79
5,815		Ares Capital Corp	37
2,000	*	Boise, Inc	—	^
21,945		Capital One Financial Corp	700
9,101		CapitalSource, Inc	42
2,000		Chimera Investment Corp	7
16,133		CIT Group, Inc	73
1,233	*	CompuCredit Corp	7
611	*	Credit Acceptance Corp	8
28,435		Discover Financial Services	271
966	*	Encore Capital Group, Inc	7
591		Federal Agricultural Mortgage Corp (Class C)	2
38,691		Federal Home Loan Mortgage Corp	28
47,853		Federal National Mortgage Association	36
1,621		Financial Federal Corp	38
1,630	*	First Cash Financial Services, Inc	31
3,742	*	First Marblehead Corp	5
1,326		Gladstone Investment Corp	7
3,300		GLG Partners, Inc	7
2,159	*	Guaranty Financial Group, Inc	6
1,426		Hercules Technology Growth Capital, Inc	11
1,051		Kohlberg Capital Corp	4
5,871		Lender Processing Services, Inc	173
3,668		MCG Capital Corp	3
872		Medallion Financial Corp	7
1,518	*	Mercadolibre, Inc	25
603	*	Mitcham Industries, Inc	2
1,165		Nelnet, Inc (Class A)	17
812	*	NewStar Financial, Inc	3
1,181		NGP Capital Resources Co	10

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,600	*	Ocwen Financial Corp	$24
1,115		Patriot Capital Funding, Inc	4
1,209		PennantPark Investment Corp	4
3,083	*	PHH Corp	39
26,069	*	SLM Corp	232
258		Student Loan Corp	11
14,852		Textron, Inc	206
2,956	*	thinkorswim Group, Inc	17
360	*	Tree.com, Inc	1
393	*	World Acceptance Corp	8

		TOTAL NONDEPOSITORY INSTITUTIONS	3,382

NONMETALLIC MINERALS, EXCEPT FUELS—0.11%
1,482		AMCOL International Corp	31
1,945		Compass Minerals International, Inc	114
2,908	*	General Moly, Inc	4
6,416		Vulcan Materials Co	446

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	595

OIL AND GAS EXTRACTION—3.98%
2,461	*	Abraxas Petroleum Corp	2
27,285		Anadarko Petroleum Corp	1,052
19,269		Apache Corp	1,436
568		APCO Argentina, Inc	15
546	*	Approach Resources, Inc	4
2,099	*	Arena Resources, Inc	59
2,141		Atlas America, Inc	32
1,653	*	ATP Oil & Gas Corp	10
3,326	*	Atwood Oceanics, Inc	51
18,033		Baker Hughes, Inc	578
2,507	*	Basic Energy Services, Inc	33
2,505		Berry Petroleum Co (Class A)	19
2,193	*	Bill Barrett Corp	47
17,583		BJ Services Co	205
2,240	*	BMB Munai, Inc	3
2,914	*	Brigham Exploration Co	9
1,573	*	Bronco Drilling Co, Inc	10
5,926		Cabot Oil & Gas Corp	154
2,632	*	Cal Dive International, Inc	17
1,319	*	Callon Petroleum Co	4
12,992	*	Cameron International Corp	266
2,276	*	Cano Petroleum, Inc	1
1,637	*	Carrizo Oil & Gas, Inc	26
3,135	*	Cheniere Energy, Inc	9
33,442		Chesapeake Energy Corp	541
4,959		Cimarex Energy Co	133
326	*	Clayton Williams Energy, Inc	15
794	*	CNX Gas Corp	22
2,885	*	Complete Production Services, Inc	24
2,751	*	Comstock Resources, Inc	130
2,981	*	Concho Resources, Inc	68
811	*	Contango Oil & Gas Co	46
1,798	*	Continental Resources, Inc	37
474	*	Dawson Geophysical Co	9
4,024	*	Delta Petroleum Corp	19
14,734	*	Denbury Resources, Inc	161
26,023		Devon Energy Corp	1,710
3,843		Diamond Offshore Drilling, Inc	227
488	*	Double Eagle Petroleum Co	3
3,268	*	Encore Acquisition Co	83
6,804	*	Endeavour International Corp	3
2,129	*	Energy Partners Ltd	3

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

800	*	Energy Recovery, Inc	$6
4,218		Energy XXI Bermuda Ltd	3
8,035		ENSCO International, Inc	228
14,459		EOG Resources, Inc	963
7,828		Equitable Resources, Inc	263
8,968	*	EXCO Resources, Inc	81
3,923	*	Exterran Holdings, Inc	84
5,265	*	Forest Oil Corp	87
2,157	*	FX Energy, Inc	6
5,648	*	Gasco Energy, Inc	2
1,949	*	GeoGlobal Resources, Inc	3
424	*	Geokinetics, Inc	1
1,091	*	Geomet, Inc	2
6,920	*	Global Industries Ltd	24
875	*	GMX Resources, Inc	22
1,200	*	Goodrich Petroleum Corp	36
1,573	*	Gulfport Energy Corp	6
51,110		Halliburton Co	929
2,496	*	Harvest Natural Resources, Inc	11
5,489	*	Helix Energy Solutions Group, Inc	40
6,324		Helmerich & Payne, Inc	144
5,316	*	Hercules Offshore, Inc	25
597		Kayne Anderson Energy Development Co	4
7,484	*	Key Energy Services, Inc	33
5,069	*	Mariner Energy, Inc	52
3,025	*	McMoRan Exploration Co	30
6,041	*	Meridian Resource Corp	4
16,719	*	Nabors Industries Ltd	200
24,108	*	National Oilwell Varco, Inc	589
7,053	*	Newfield Exploration Co	139
5,171	*	Newpark Resources, Inc	19
15,483		Noble Corp	342
9,771		Noble Energy, Inc	481
1,187	*	Northern Oil And Gas, Inc	3
47,823		Occidental Petroleum Corp	2,869
3,300	*	Oceaneering International, Inc	96
9,895	*	Oilsands Quest, Inc	7
447		Panhandle Oil and Gas, Inc (Class A)	8
2,487	*	Parallel Petroleum Corp	5
6,555	*	Parker Drilling Co	19
9,241		Patterson-UTI Energy, Inc	106
2,491		Penn Virginia Corp	65
361	*,m,v	Petrocorp, Inc	—	^
15,052	*	PetroHawk Energy Corp	235
1,000	*	Petroleum Development Corp	24
2,768	*	Petroquest Energy, Inc	19
2,681	*	Pioneer Drilling Co	15
7,158		Pioneer Natural Resources Co	116
6,453	*	Plains Exploration & Production Co	150
1,370		Precision Drilling Trust	11
10,147	*	Pride International, Inc	162
1,170	*	Quest Resource Corp	—	^
5,992	*	Quicksilver Resources, Inc	33
2,214	*	RAM Energy Resources, Inc	2
9,241		Range Resources Corp	318
989	*	Rex Energy Corp	3
6,543		Rowan Cos, Inc	104
1,462		RPC, Inc	14
69,509		Schlumberger Ltd	2,942
1,221	*	SEACOR Holdings, Inc	81

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

12,643		Smith International, Inc	$289
19,908	*	Southwestern Energy Co	577
3,800		St. Mary Land & Exploration Co	77
1,300	*	Stone Energy Corp	14
3,221	*	Sulphco, Inc	3
4,839	*	Superior Energy Services	77
989	*	Superior Well Services, Inc	10
1,701	*	Swift Energy Co	29
4,475	*	Tetra Technologies, Inc	22
3,048		Tidewater, Inc	123
942	*	Toreador Resources Corp	5
755	*	Trico Marine Services, Inc	3
1,391	*	Tri-Valley Corp	3
1,841	*	TXCO Resources, Inc	3
500	*	Union Drilling, Inc	3
2,793	*	Unit Corp	75
3,680	*	Vaalco Energy, Inc	27
1,213	*	Venoco, Inc	3
1,693		W&T Offshore, Inc	24
3,436	*	Warren Resources, Inc	7
39,268	*	Weatherford International Ltd	425
2,534	*	Whiting Petroleum Corp	85
2,395	*	Willbros Group, Inc	20
32,268		XTO Energy, Inc	1,138

		TOTAL OIL AND GAS EXTRACTION	22,584

PAPER AND ALLIED PRODUCTS—0.43%
2,993	*	AbitibiBowater, Inc	1
5,948		Bemis Co	141
2,317	*	Buckeye Technologies, Inc	9
3,345	*	Cenveo, Inc	15
27,125	*	Domtar Corporation	45
2,970		Glatfelter	28
8,726	*	Graphic Packaging Holding Co	10
2,066		Greif, Inc (Class A)	69
24,643		International Paper Co	291
24,449		Kimberly-Clark Corp	1,289
10,393		MeadWestvaco Corp	116
1,971	*	Mercer International, Inc	4
1,075		Neenah Paper, Inc	10
5,657		Packaging Corp of America	76
2,293		Rock-Tenn Co (Class A)	78
1,040		Schweitzer-Mauduit International, Inc	21
953	*	Smurfit-Stone Container Corp	—	^
6,153		Sonoco Products Co	143
6,477		Temple-Inland, Inc	31
3,174		Wausau Paper Corp	36

		TOTAL PAPER AND ALLIED PRODUCTS	2,413

PERSONAL SERVICES—0.17%
7,099		Cintas Corp	165
1,994	*	Coinstar, Inc	39
1,405		G & K Services, Inc (Class A)	28
18,644		H&R Block, Inc	423
2,055		Jackson Hewitt Tax Service, Inc	32
2,615		Regis Corp	38
5,024	*	Sally Beauty Holdings, Inc	29
16,197		Service Corp International	80
1,036	*	Steiner Leisure Ltd	31
864		Unifirst Corp	26
2,092		Weight Watchers International, Inc	62

		TOTAL PERSONAL SERVICES	953

PETROLEUM AND COAL PRODUCTS—7.42%
783		Alon USA Energy, Inc	7
2,205	*	American Oil & Gas, Inc	2

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

4,098		Ashland, Inc	$43
120,590		Chevron Corp	8,920
89,919		ConocoPhillips	4,658
1,100	*	CVR Energy, Inc	4
683		Delek US Holdings, Inc	4
307,925		Exxon Mobil Corp	24,582
5,933		Frontier Oil Corp	75
5,681	*	Gran Tierra Energy, Inc	16
2,769	*	Headwaters, Inc	19
16,534		Hess Corp	887
2,601		Holly Corp	47
41,567		Marathon Oil Corp	1,137
10,867		Murphy Oil Corp	482
610		Quaker Chemical Corp	10
5,518	*	SandRidge Energy, Inc	34
7,003		Sunoco, Inc	304
8,359		Tesoro Corp	110
30,730		Valero Energy Corp	665
1,100		WD-40 Co	31
1,509		Western Refining, Inc	12

		TOTAL PETROLEUM AND COAL PRODUCTS	42,049

PIPELINES, EXCEPT NATURAL GAS—0.10%
36,633		Spectra Energy Corp	577

		TOTAL PIPELINES, EXCEPT NATURAL GAS	577

PRIMARY METAL INDUSTRIES—0.73%
5,205		AK Steel Holding Corp	49
47,575		Alcoa, Inc	536
6,046		Allegheny Technologies, Inc	154
2,599		Belden CDT, Inc	54
1,200	*	Brush Engineered Materials, Inc	15
2,012		Carpenter Technology Corp	41
1,754	*	Century Aluminum Co	18
528	*	Coleman Cable, Inc	2
4,100	*	CommScope, Inc	64
92,360		Corning, Inc	880
1,511		Encore Wire Corp	29
849	*	Fushi Copperweld, Inc	4
2,050	*	General Cable Corp	36
636	*	General Steel Holdings, Inc	3
1,633		Gibraltar Industries, Inc	19
718	*	Haynes International, Inc	18
2,056	*	Horsehead Holding Corp	10
2,660		Hubbell, Inc (Class B)	87
1,977		Matthews International Corp (Class A)	73
1,459	*	Metalico, Inc	2
2,431		Mueller Industries, Inc	61
538	*	Northwest Pipe Co	23
18,259		Nucor Corp	844
529		Olympic Steel, Inc	11
8,241		Precision Castparts Corp	490
1,496	*	RTI International Metals, Inc	22
1,362		Schnitzer Steel Industries, Inc (Class A)	51
10,047		Steel Dynamics, Inc	112
1,393		Texas Industries, Inc	48
5,118		Titanium Metals Corp	45
1,864		Tredegar Corp	34
6,434		United States Steel Corp	239
400	*	Universal Stainless & Alloy	6
3,836		Worthington Industries, Inc	42

		TOTAL PRIMARY METAL INDUSTRIES	4,122

PRINTING AND PUBLISHING—0.28%
2,726	*	ACCO Brands Corp	9

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,036		AH Belo Corp (Class A)	$2
3,245		American Greetings Corp (Class A)	25
5,182		Belo (A.H.) Corp (Class A)	8
2,400		Bowne & Co, Inc	14
594	*	Consolidated Graphics, Inc	13
594		Courier Corp	11
269		CSS Industries, Inc	5
1,291	*	Dolan Media Co	9
3,340		Dun & Bradstreet Corp	258
1,693		Ennis, Inc	21
1,802		EW Scripps Co (Class A)	4
13,654		Gannett Co, Inc	109
2,799		Harte-Hanks, Inc	17
2,035		John Wiley & Sons, Inc (Class A)	72
2,807		Journal Communications, Inc (Class A)	7
2,965		Lee Enterprises, Inc	1
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	4
2,758		McClatchy Co (Class A)	2
18,492		McGraw-Hill Cos, Inc	429
1,557		Media General, Inc (Class A)	3
2,369		Meredith Corp	41
2,630	*	MSCI, Inc (Class A)	47
514		Multi-Color Corp	8
8,530		New York Times Co (Class A)	63
945	*	Playboy Enterprises, Inc (Class B)	2
1,695	*	Presstek, Inc	5
2,715		Primedia, Inc	6
4,232	*	R.H. Donnelley Corp	1
12,693		R.R. Donnelley & Sons Co	172
977		Schawk, Inc (Class A)	11
1,473	*	Scholastic Corp	20
1,179		Standard Register Co	11
3,018	*	Valassis Communications, Inc	4
2,630	*	VistaPrint Ltd	49
329		Washington Post Co (Class B)	128

		TOTAL PRINTING AND PUBLISHING	1,591

RAILROAD TRANSPORTATION—0.82%
16,247		Burlington Northern Santa Fe Corp	1,230
23,748		CSX Corp	771
1,841	*	Genesee & Wyoming, Inc (Class A)	56
4,812	*	Kansas City Southern Industries, Inc	92
22,085		Norfolk Southern Corp	1,039
30,027		Union Pacific Corp	1,435

		TOTAL RAILROAD TRANSPORTATION	4,623

REAL ESTATE—0.06%
10,114	*	CB Richard Ellis Group, Inc (Class A)	44
378		Consolidated-Tomoka Land Co	14
1,553		DuPont Fabros Technology, Inc	3
4,444		Forest City Enterprises, Inc (Class A)	30
2,159	*	Forestar Real Estate Group, Inc	21
660	*	FX Real Estate and Entertainment, Inc	—	^
982		Grubb & Ellis Co	1
1,906		Jones Lang LaSalle, Inc	53
1,663	*	LoopNet, Inc	11
5,578	*	St. Joe Co	136
3,104		Stewart Enterprises, Inc (Class A)	9
297	*	Stratus Properties, Inc	4
1,468		Thomas Properties Group, Inc	4

		TOTAL REAL ESTATE	330

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.31%
464	*	AEP Industries, Inc	8
3,774		Cooper Tire & Rubber Co	23
781	*	Deckers Outdoor Corp	63

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

12,589	*	Goodyear Tire & Rubber Co	$75
881	*	Metabolix, Inc	11
16,581		Newell Rubbermaid, Inc	162
20,774		Nike, Inc (Class B)	1,060
1,704		Schulman (A.), Inc	29
8,376		Sealed Air Corp	125
1,985	*	Skechers U.S.A., Inc (Class A)	25
2,188		Spartech Corp	14
1,848		Titan International, Inc	15
714	*	Trex Co, Inc	12
3,650		Tupperware Corp	83
2,075		West Pharmaceutical Services, Inc	78

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,783

SECURITY AND COMMODITY BROKERS—1.91%
13,287		Ameriprise Financial, Inc	310
947		BlackRock, Inc	127
8,541		Broadridge Financial Solutions, Inc	107
1,547		Calamos Asset Management, Inc (Class A)	11
54,106		Charles Schwab Corp	875
3,877		CME Group, Inc	807
1,086		Cohen & Steers, Inc	12
118		Diamond Hill Investment Group, Inc	8
800	*	Duff & Phelps Corp	15
25,192	*	E*Trade Financial Corp	29
6,300		Eaton Vance Corp	132
528		Evercore Partners, Inc (Class A)	7
2,300	*	FBR Capital Markets Corp	11
1,364	*	FCStone Group, Inc	6
5,305		Federated Investors, Inc (Class B)	90
8,924		Franklin Resources, Inc	569
9,089	*	Friedman Billings Ramsey Group, Inc (Class A)	2
448		GAMCO Investors, Inc (Class A)	12
3,928		GFI Group, Inc	14
25,694		Goldman Sachs Group, Inc	2,168
1,134		Greenhill & Co, Inc	79
2,464	*	Interactive Brokers Group, Inc (Class A)	44
4,000	*	IntercontinentalExchange, Inc	330
22,419		Invesco Ltd	324
2,790	*	Investment Technology Group, Inc	63
9,634		Janus Capital Group, Inc	77
7,640		Jefferies Group, Inc	107
1,786	*	KBW, Inc	41
5,354	*	Knight Capital Group, Inc (Class A)	87
3,465	*	LaBranche & Co, Inc	17
6,023	*	Ladenburg Thalmann Financial Services, Inc	4
4,456		Lazard Ltd (Class A)	133
8,138		Legg Mason, Inc	178
1,518	*	MarketAxess Holdings, Inc	12
89,780		Merrill Lynch & Co, Inc	1,045
900	*	MF Global Ltd	2
64,771		Morgan Stanley	1,039
967	*	Morningstar, Inc	34
7,620	*	Nasdaq Stock Market, Inc	188
15,319		NYSE Euronext	420
2,681		optionsXpress Holdings, Inc	36
879	*	Penson Worldwide, Inc	7
1,153	*	Piper Jaffray Cos	46
5,630		Raymond James Financial, Inc	97
870		Sanders Morris Harris Group, Inc	5
8,072		SEI Investments Co	127
1,409	*	Stifel Financial Corp	65
1,726		SWS Group, Inc	33
15,553		T Rowe Price Group, Inc	551
14,726	*	TD Ameritrade Holding Corp	210

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,322	*	Thomas Weisel Partners Group, Inc	$6
702		US Global Investors, Inc (Class A)	3
98		Value Line, Inc	3
5,415		Waddell & Reed Financial, Inc (Class A)	84
322		Westwood Holdings Group, Inc	9

		TOTAL SECURITY AND COMMODITY BROKERS	10,818

SOCIAL SERVICES—0.00%**
1,396	*	Capital Senior Living Corp	4
617	*	Providence Service Corp	1
1,211	*	Res-Care, Inc	18

		TOTAL SOCIAL SERVICES	23

SPECIAL TRADE CONTRACTORS—0.09%
246		Alico, Inc	10
1,884	*	AsiaInfo Holdings, Inc	22
1,067		Chemed Corp	42
2,673		Comfort Systems USA, Inc	29
2,650	*	Dycom Industries, Inc	22
3,912	*	EMCOR Group, Inc	88
1,632	*	Insituform Technologies, Inc (Class A)	32
987	*	Integrated Electrical Services, Inc	8
1,155	*	Layne Christensen Co	28
10,263	*	Quanta Services, Inc	203

		TOTAL SPECIAL TRADE CONTRACTORS	484

STONE, CLAY, AND GLASS PRODUCTS—0.52%
41,249		3M Co	2,373
2,068		Apogee Enterprises, Inc	22
665	*	Cabot Microelectronics Corp	17
1,232		CARBO Ceramics, Inc	44
2,603		Eagle Materials, Inc	48
8,722		Gentex Corp	77
862		Libbey, Inc	1
4,568	*	Owens Corning, Inc	79
9,975	*	Owens-Illinois, Inc	273
2,151	*	US Concrete, Inc	7
4,021	*	USG Corp	32

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,973

TEXTILE MILL PRODUCTS—0.03%
1,703		Albany International Corp (Class A)	22
3,257		Interface, Inc (Class A)	15
3,326	*	Mohawk Industries, Inc	143
874		Oxford Industries, Inc	7
905	*	Xerium Technologies, Inc	1

		TOTAL TEXTILE MILL PRODUCTS	188

TOBACCO PRODUCTS—1.55%
121,864		Altria Group, Inc	1,835
8,981		Fortune Brands, Inc	371
10,230		Lorillard, Inc	576
123,160		Philip Morris International, Inc	5,359
1,060		Universal Corp	32
8,397		UST, Inc	583
2,525		Vector Group Ltd	34

		TOTAL TOBACCO PRODUCTS	8,790

TRANSPORTATION BY AIR—0.48%
677	*	Air Methods Corp	11
5,873	*	Airtran Holdings, Inc	26

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,436	*	Alaska Air Group, Inc	$71
804	*	Allegiant Travel Co	39
14,725	*	AMR Corp	157
809	*	Atlas Air Worldwide Holdings, Inc	15
1,071	*	Bristow Group, Inc	29
5,828	*	Continental Airlines, Inc (Class B)	105
1,785		Copa Holdings S.A. (Class A)	54
33,874	*	Delta Air Lines, Inc	388
18,127		FedEx Corp	1,163
2,405	*	Hawaiian Holdings, Inc	16
11,166	*	JetBlue Airways Corp	79
882	*	PHI, Inc	12
2,007	*	Republic Airways Holdings, Inc	21
2,935		Skywest, Inc	55
43,331		Southwest Airlines Co	374
6,915		UAL Corp	76
4,982	*	US Airways Group, Inc	39

		TOTAL TRANSPORTATION BY AIR	2,730

TRANSPORTATION EQUIPMENT—2.40%
1,197		A.O. Smith Corp	36
2,061	*	AAR Corp	38
418	*	Aerovironment, Inc	16
2,719		American Axle & Manufacturing Holdings, Inc	8
569		American Railcar Industries, Inc	6
1,306	*	Amerigon, Inc (Class A)	4
4,699		ArvinMeritor, Inc	13
1,438	*	ATC Technology Corp	21
3,471		Autoliv, Inc	75
5,637	*	BE Aerospace, Inc	43
44,073		Boeing Co	1,881
5,519		Brunswick Corp	23
3,028		Clarcor, Inc	100
940	*	Cogo Group, Inc	5
5,941	*	Dana Holding Corp	4
636		Ducommun, Inc	11
996	*	Federal Mogul Corp (Class A)	4
3,359		Federal Signal Corp	28
4,014	*	Force Protection, Inc	24
129,460	*	Ford Motor Co	296
809		Freightcar America, Inc	15
735	*	Fuel Systems Solutions, Inc	24
3,656	*	GenCorp, Inc	13
23,050		General Dynamics Corp	1,327
32,035		General Motors Corp	103
516	*	GenTek, Inc	8
9,112		Genuine Parts Co	345
7,490		Goodrich Corp	277
869		Greenbrier Cos, Inc	6
1,580		Group 1 Automotive, Inc	17
14,147		Harley-Davidson, Inc	240
5,143		Harsco Corp	142
5,897	*	Hayes Lemmerz International, Inc	3
985		Heico Corp	38
43,476		Honeywell International, Inc	1,427
1,612		Kaman Corp	29
1,411	*	Lear Corp	2
533	*	LMI Aerospace, Inc	6
19,080		Lockheed Martin Corp	1,604
19,910		Northrop Grumman Corp	897
3,572	*	Orbital Sciences Corp	70

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,428		Oshkosh Truck Corp	$22
21,148		Paccar, Inc	605
7,065	*	Pactiv Corp	176
2,038		Polaris Industries, Inc	58
1,983		Spartan Motors, Inc	9
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	63
1,631		Superior Industries International, Inc	17
2,719	*	Tenneco, Inc	8
2,119		Thor Industries, Inc	28
1,979	*	TransDigm Group, Inc	66
4,846		Trinity Industries, Inc	76
984		Triumph Group, Inc	42
2,648	*	TRW Automotive Holdings Corp	10
56,747		United Technologies Corp	3,042
7,954	*	Visteon Corp	3
2,193		Wabash National Corp	10
2,903		Westinghouse Air Brake Technologies Corp	115
1,944		Winnebago Industries, Inc	12

		TOTAL TRANSPORTATION EQUIPMENT	13,591

TRANSPORTATION SERVICES—0.23%
1,330		Ambassadors Group, Inc	12
10,211		CH Robinson Worldwide, Inc	562
783	*	Dynamex, Inc	12
12,198		Expeditors International Washington, Inc	406
2,753		GATX Corp	85
2,417	*	HUB Group, Inc (Class A)	64
2,163	*	Interval Leisure Group, Inc	12
2,500	*	Orbitz Worldwide, Inc	10
2,338		Pacer International, Inc	24
6,068		UTI Worldwide, Inc	87

		TOTAL TRANSPORTATION SERVICES	1,274

TRUCKING AND WAREHOUSING—0.49%
1,500		Arkansas Best Corp	45
1,483	*	Celadon Group, Inc	13
2,398		Con-way, Inc	64
1,949		Forward Air Corp	47
3,489		Heartland Express, Inc	55
4,893		J.B. Hunt Transport Services, Inc	129
3,156		Landstar System, Inc	121
952	*	Marten Transport Ltd	18
1,717	*	Old Dominion Freight Line	49
103	*	Patriot Transportation Holding, Inc	7
900	*	Saia, Inc	10
39,870		United Parcel Service, Inc (Class B)	2,199
200	*	Universal Truckload Services, Inc	3
1,755		Werner Enterprises, Inc	30
3,415	*	YRC Worldwide, Inc	10

		TOTAL TRUCKING AND WAREHOUSING	2,800

WATER TRANSPORTATION—0.24%
1,950		Alexander & Baldwin, Inc	49
2,778	*	American Commercial Lines, Inc	14
25,204		Carnival Corp	613
2,362		DHT Maritime, Inc	13
2,567		Eagle Bulk Shipping, Inc	18
2,983		Frontline Ltd	88
1,322		Genco Shipping & Trading Ltd	20
2,956		General Maritime Corp	32
2,142		Golar LNG Ltd	14
1,244	*	Gulfmark Offshore, Inc	30

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,063		Horizon Lines, Inc (Class A)	$7
1,586	*	Hornbeck Offshore Services, Inc	26
357		International Shipholding Corp	9
3,228	*	Kirby Corp	88
1,036		Knightsbridge Tankers Ltd	15
2,047		Nordic American Tanker Shipping	69
2,450	*	Odyssey Marine Exploration, Inc	8
964		Overseas Shipholding Group, Inc	41
8,396		Royal Caribbean Cruises Ltd	115
2,365		Ship Finance International Ltd	26
400	*	TBS International Ltd (Class A)	4
2,428		Teekay Corp	48
800		Teekay Tankers Ltd (Class A)	10
931	*	Ultrapetrol Bahamas Ltd	2

		TOTAL WATER TRANSPORTATION	1,359

WHOLESALE TRADE-DURABLE GOODS—0.36%
2,158		Agilysys, Inc	10
2,206		Applied Industrial Technologies, Inc	42
6,511	*	Arrow Electronics, Inc	123
2,819		Barnes Group, Inc	41
2,807	*	Beacon Roofing Supply, Inc	39
6,944		BorgWarner, Inc	152
702		Castle (A.M.) & Co	8
671	*	Chindex International, Inc	5
1,444	*	Conceptus, Inc	22
1,204	*	DemandTec, Inc	10
1,490	*	Digi International, Inc	12
1,195	*	Drew Industries, Inc	14
573	*	Hansen Medical, Inc	4
800		Houston Wire & Cable Co	7
9,316	*	Ingram Micro, Inc (Class A)	125
1,662	*	Insight Enterprises, Inc	11
1,758	*	Interline Brands, Inc	19
3,799		Knight Transportation, Inc	61
300		Lawson Products, Inc	7
8,123	*	LKQ Corp	95
2,473		Martin Marietta Materials, Inc	240
900	*	MedAssets, Inc	13
620	*	MWI Veterinary Supply, Inc	17
2,588		Owens & Minor, Inc	97
6,516	*	Patterson Cos, Inc	122
2,583		PEP Boys-Manny Moe & Jack	11
3,009		Pool Corp	54
2,783	*	PSS World Medical, Inc	52
3,758		Reliance Steel & Aluminum Co	75
3,079	*	Solera Holdings, Inc	74
3,376	*	Tech Data Corp	60
433	*	Titan Machinery, Inc	6
2,452	*	TomoTherapy, Inc	6
2,317	*	Tyler Technologies, Inc	27
4,326		W.W. Grainger, Inc	341
2,519	*	WESCO International, Inc	48

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,050

WHOLESALE TRADE-NONDURABLE GOODS—0.61%
1,483		Aceto Corp	15
4,959		Airgas, Inc	193
2,860	*	Akorn, Inc	7

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,454	*	Alliance One International, Inc	$16
8,382		Allscripts Healthcare Solutions, Inc	83
896		Andersons, Inc	15
3,641	*	Bare Escentuals, Inc	19
1,671	*	BMP Sunstone Corp	9
5,702		Brown-Forman Corp (Class B)	294
20,854		Cardinal Health, Inc	719
2,265	*	Central European Distribution Corp	45
712	*	Clearwater Paper Corp	6
638	*	Core-Mark Holding Co, Inc	14
1	*	CPEX Pharmaceuticals, Inc	—	^
7,952	*	Dean Foods Co	143
7,495	*	Endo Pharmaceuticals Holdings, Inc	194
2,503	*	Fresh Del Monte Produce, Inc	56
852	*	Green Mountain Coffee Roasters, Inc	33
2,432	*	Hain Celestial Group, Inc	46
5,330	*	Henry Schein, Inc	196
3,890		Herbalife Ltd	84
500		Kenneth Cole Productions, Inc (Class A)	4
1,430		K-Swiss, Inc (Class A)	16
901	*	LSB Industries, Inc	7
231	*	Maui Land & Pineapple Co, Inc	3
2,215		Men’s Wearhouse, Inc	30
1,570		Myers Industries, Inc	13
785		Nash Finch Co	35
3,094		Nu Skin Enterprises, Inc (Class A)	32
804	*	Perry Ellis International, Inc	5
739	*	School Specialty, Inc	14
1,382		Spartan Stores, Inc	32
626	*	Synutra International, Inc	7
35,248		Sysco Corp	809
5,520		Terra Industries, Inc	92
1,617	*	Tractor Supply Co	58
2,582	*	United Natural Foods, Inc	46
1,202	*	United Stationers, Inc	40
423		Valhi, Inc	4
849	*	Volcom, Inc	9
1,325		Zep, Inc	26
1,070	*	Zhongpin, Inc	13

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,482

		TOTAL COMMON STOCKS (Cost $610,825)	565,451

		TOTAL PORTFOLIO—99.74%
		(Cost $610,825)	565,451
		OTHER ASSETS AND LIABILITIES, NET—0.26%	1,487

		TOTAL NET ASSETS—100.00%	$566,938

The following abbreviations are used in portfolio descriptions:

MFA	Mortgage Finance Authority
*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000.
m	Indicates a security that has been deemed illiquid
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $50 which represents 0.00% of net assets.

Cost amounts are in thousands.

At December 31, 2008, the net unrealized depreciation on investments was $(45,374,448), consisting of gross unrealized appreciation of $147,396,683 and gross unrealized depreciation of $(192,771,131).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Account uses more specific industry categories in following their investment limitations on industry concentration.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of TIAA Separate Account VA-1:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of TIAA Separate Account VA-1 (hereafter referred to as the “Fund”) at December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 24, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments in securities (the Schedule) as of December 31, 2008 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

February 24, 2009

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: February 23, 2009	By:	/s/ Roger W. Ferguson
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 23, 2009	By:	/s/ Roger W. Ferguson
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: February 23, 2009	By:	/s/ Georganne C. Proctor

Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer